SCUDDER
                                                                     INVESTMENTS




Scudder High-Yield
Opportunity Fund

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                                       Class AARP and Class S Shares
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                                       Semiannual Report
                                       July 31, 2001











The fund seeks to provide total returns through high income and capital appreciation.

Contents
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         3      Letter from the Fund's President

         4      Performance Summary

         6      Portfolio Management Review

        12      Portfolio Summary

        13      Investment Portfolio

        24      Financial Statements

        28      Financial Highlights

        30      Notes to Financial Statements

        41      Officers and Trustees

        42      Investment Products and Services

        44      Account Management Resources





Scudder High-Yield Opportunity Fund              Ticker Symbol     Fund Number
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Class AARP                                           SHYIX             147
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Class S                                              SHBDX             047
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Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
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Dear Shareholder,

For more than a year, stock markets around the world have struggled, reflecting slowing economic growth and declining corporate profits. At the same time, yields on money market funds have fallen precipitously, making it difficult to find an investment that offers both an attractive yield and the potential for total return.

In this environment, we believe that high-yield bonds continue to represent a compelling investment option. Like most bonds, they can offer investors a regular income stream, and this income is an important component of total return. Their higher yield potential (as well as their greater level of risk) means that their return potential is higher than that of lower-risk sectors of the bond market. At the same time, the sector tends to experience significantly lower volatility than stocks. Because high-yield bonds often move in a different direction than either stocks or lower-risk bonds, the sector's fluctuations can offset volatility in other portions of your portfolio. We believe the potential of high-yield bonds to offer attractive current income and augment portfolio diversification makes the sector an attractive option during these challenging times.

Thank you for investing with Scudder. If you have any questions regarding Scudder High-Yield Opportunity Fund, please call us toll-free or visit us on the Web.

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President
Scudder High-Yield Opportunity Fund

----------------------------------------------------------------------------
                 AARP Investment Program             Scudder Class S

Web site:            aarp.scudder.com                 myScudder.com
Toll-free:            1-800-253-2277                  1-800-SCUDDER
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                                       3

Performance Summary                                                July 31, 2001
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--------------------------------------------------------------------------------
 Average Annual Total Returns**
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Scudder High Yield Opportunity                                         Life of
Fund                               6-Month   1-Year   3-Year   5-Year   Class***
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Class S                             -1.12%     .49%    -.43%    5.76%    5.66%
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Merrill Lynch High Yield Master
Index+                                .50%    2.96%     .87%    5.47%    5.52%
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Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
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                                                       Class AARP      Class S
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Net Asset Value:
7/31/01                                                $    9.57     $    9.54
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1/31/01                                                $   10.13     $   10.12
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Distribution Information:
Six Months:
  Income Dividends                                     $     .47     $     .47
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July Income Dividend                                   $     .077    $     .077
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SEC 30-day Yield*                                          10.88%        10.87%
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Current Annualized Distribution Rate*                       9.66%         9.69%
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*    Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2001. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended July 31, 2001, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.

--------------------------------------------------------------------------------
 Class S Lipper Rankings**
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                                                         Number of
                                                           Funds     Percentile
Period                                     Rank           Tracked      Ranking
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1-Year                                      92      of      369          25
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3-Year                                      69      of      261          27
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5-Year                                      22      of      144          15
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Rankings/ratings are historical and do not guarantee future results.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment**
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                    Scudder High-Yield
                   Opportunity Fund --     Merrill Lynch High-
                         Class S           Yield Master Index+

           6/96***        10000                   10000
            '96           10003                   10068
            '97           12007                   11705
            '98           13409                   12808
            '99           13376                   12873
            '00           13171                   12766
            '01           13236                   13144

                           Yearly period ended July 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comparative Results**
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                                                                        Life of
                                        1-Year     3-Year     5-Year   Class***
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Scudder High-Yield  Growth of $10,000   $10,049     $9,871     $13,232  $13,236
Opportunity Fund -- ------------------------------------------------------------
Class S             Average annual
                    total return          .49%       -.43%      5.76%     5.66%
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Merrill Lynch       Growth of $10,000   $10,296     $10,262    $13,055   $13,144
High-Yield Master   ------------------------------------------------------------
Index+              Average annual
                    total return         2.96%        .87%      5.47%     5.52%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

** Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for the Class S shares; rankings for share classes may vary. Performance of share classes may vary, expense ratios are the same.

***  The Fund commenced operations on June 28, 1996.

+ The Merrill Lynch High-Yield Master Index is an unmanaged index broadly reflective of below-investment-grade corporate bonds. Index returns assume reinvested dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Shareholders redeeming shares held less than one year are subject to 1% Redemption fee.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
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Scudder High-Yield Opportunity Fund: A Team Approach to Investing

Scudder High-Yield Opportunity Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Harry E. Resis joined the Advisor in 1988, and assumed responsibility for the fund's day-to-day management and overall investment strategies in 2000. Mr. Resis has 34 years of investment industry experience.

Portfolio Manager Daniel J. Doyle joined the Advisor in 1986 and joined the team in 2000. Mr. Doyle has 18 years of experience in the mutual fund industry.

In the following interview, Lead Portfolio Manager Harry Resis discusses Scudder High-Yield Opportunity Fund's strategy and the market environment during the six-month period ended July 31, 2001.

Although the high-yield market cooled a bit in the latter portion of the six-month period ended July 31, 2001, it remains one of the better areas of the overall market. Likewise, our dedication to higher-quality securities has kept our high-yield funds ahead of the pack.

Q: How did Scudder High-Yield Opportunity Fund perform for the six-month period ended July 31, 2001?

A: After posting strong results in early 2001, the high-yield sector has cooled in recent months. Deteriorating credit conditions, an increase in distressed securities and volatility in prominent sectors of the high-yield market -- primarily in telecommunications -- have contributed to this lull.

That said, the high-yield bond market still substantially outpaced stocks, which have struggled mightily during the period (see table on following page). The typical high-yield fund lost 3.64 percent in the period, according to Lipper. And Scudder High-Yield Opportunity Fund's Class S shares held up relatively well, with a 1.12 percent loss. While Scudder High-Yield Opportunity Fund does have some exposure to equities, that exposure is currently fairly small, which has helped the fund's performance. And the fund's higher-quality portfolio also provided a boost.

Q: How was Scudder High-Yield Opportunity Fund positioned during the period?

A: Our decision to boost the fund's stake in higher-quality BB-rated bonds in the second half of 2000 and to stick with that overweight throughout the first half of this year has worked quite well. On average,

--------------------------------------------------------------------------------
 High-yield market versus stock market
 (Six-month period ending 7/31/01)*
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Index                                                    Return
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S&P 500                                                 -10.78%
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Nasdaq Composite                                        -26.89%
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Russell 2000                                             -3.93%
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Lehman High-Yield Bond                                   -1.89%
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* Indices are unmanaged and it is not possible to invest directly in an index.

Source: Lipper and Zurich Scudder Investments, Inc.


higher-quality issues, such as BB-rated bonds, have significantly outperformed their lower-quality peers, such as B-rated bonds, thus far this year. The fund's returns have also stayed ahead of the typical fund in its peer group, in part due to our focus on these higher-quality issues (see table on following page). The fund does hold bonds of some wire-line companies, which typically offer long-distance and other telephone services and is a segment of the high-yield market that's struggled this year. However, the fund hasn't yet been affected by wire-line's more problematic issues. We've also been paring back the fund's wire-line stake as the opportunity presents itself. The fund's relative performance has also benefited from stakes in issues in home builders and gaming companies. Currently, we are seeking out lower-quality credits, particularly in the B-rated area, that meet our strict selection criteria.

The fund's stake in equities is currently quite small at about 4 percent of fund assets as of July 31, 2001. We continue to search for strong stock holdings that meet our vigorous selection process. However, as yet, we have been cautious about jumping into the stock market. We still see some problems continuing to hover over stocks and the U.S. economy and, as such, have been careful about pouncing too quickly.

--------------------------------------------------------------------------------
 High-yield bond performance by rating category
 (December 31, 2000 to July 31, 2001)
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Category                                                Cumulative total return
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BB                                                              11.05%
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B                                                                2.15%
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CCC                                                              0.49%
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Nonrated                                                       -18.34%
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Source: J.P. Morgan High-Yield Research


Q:  How has the slowing U.S. economy affected high-yield bonds?

A: The economic slowdown has not been as much of a problem for the high-yield debt market as it has been for the equity market. Although the Federal Reserve Board's numerous cuts in the Federal Funds Rate from 6.00 percent as of January 1, 2001 to 3.75 percent as of July 31, 2001 have driven down yields, overall returns have been relatively solid. However, some companies that have gotten hurt by the slowdown have stung certain areas of the high-yield market, such as telecom issues, as they have defaulted on some of their debt. Generally, we've seen high-yield bond default rates rise significantly in 2001. And while defaults did decline slightly in June, they climbed again in July and, at just over 7 percent, are higher than historical averages, according to data from J.P. Morgan.

Q: High-yield bonds from telecom companies have been particularly troublesome during the period. Why are they having a difficult time, and what part do they play in Scudder High-Yield Opportunity Fund's portfolio?

A: Losses delivered by telecom bonds -- one of the largest segments of the high-yield market -- have certainly eaten into the solid returns posted by bonds in other high-yield sectors. Much of the weak performance came from bonds issued by wire-line telecom companies. Specifically, the wire-line subsector lost about twice as much in the second quarter as bonds issued by wireless or media companies, according to data from J.P. Morgan. Wire-line companies, in particular, have been hurt by the slowing U.S. economy, declining demand for their services, and an oversupply of fiber-optic capacity. In particular, in 1999 and 2000, many wire-line companies raced to beat the competition in the laying of an enormous amount of fiber-optic cable throughout the nation. The demand never rose to match that oversupply of fiber-optic capacity. In contrast, bonds issued by wireless companies, such as cellular phone service providers, have not had as much trouble over the last six months. According to J.P. Morgan, wire-line company bonds have lost 27.54 percent, while bonds issued by wireless companies fell 5.65 percent for the year to date through July 31. And media companies, which are at times classified within the telecom sector and include firms such as Adelphia Communications and EchoStar Communications, have posted strong positive results thus far in 2001.

Although telecommunications bonds are one of the larger components of Scudder High-Yield Opportunity Fund, we have taken steps to minimize the impact of the sector's problems. First, the fund has a larger stake in wireless telecom companies, which haven't been hit as hard by the sector's problems, than we do in the bonds of wire-line companies, which have had a tougher time. Second, the fund hasn't suffered as much as some of its peers, thanks to our avoidance of some of the more troublesome issues in the wire-line subsector.

Q: What is your overall market outlook going forward?

A: Overall, we remain optimistic about the prospects for the high-yield sector, even though the Federal Reserve Board's aggressive cuts in short-term interest rates haven't done as much good as expected for the U.S. stock market or the economy. Although high-yield bonds' default rates are currently high, we see defaults as a lagging indicator of the future direction of the high-yield market and therefore do not have a great deal of concern in the defaults arena. In fact, during the recession of the early 1990s, the high-yield default rate peaked at more than 12 percent in 1991. That same year, the high-yield category delivered nearly 35 percent. Of course, past performance is no guarantee of future results. Furthermore, the current market only serves to further strengthen our conviction that high-yield bonds are an intrinsic part of a diversified investment portfolio.


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  July 31, 2001
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--------------------------------------------------------------------------------
 Asset Allocation                                       7/31/01        1/31/01
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Corporate Bonds                                            79%            85%
Cash Equivalents                                            3%             5%
U.S. Treasury Obligations                                   7%             4%
Foreign Bonds                                               7%             3%
Common Stocks                                               3%             --
Preferred Stocks                                            1%             3%
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                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Diversification (Excludes Cash Equivalents)            7/31/01        1/31/01
--------------------------------------------------------------------------------
Communications                                             22%            30%
Consumer Discretionary                                     19%            14%
Media                                                      12%            12%
Manufacturing                                              10%             9%
Energy                                                      5%             6%
Construction                                                5%             5%
Financial                                                   4%             4%
Durables                                                    3%             --
Service Industries                                          --             3%
Consumer Staples                                            2%             3%
Other                                                      18%            14%
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                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Quality                                                7/31/01        1/31/01
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                   7%             4%
Cash Equivalents                                            1%             5%
BBB                                                         9%             6%
BB                                                         21%            20%
B                                                          48%            55%
CCC                                                         7%             6%
D                                                           2%             1%
Not Rated                                                   5%             3%
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                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Effective Maturity                                     7/31/01        1/31/01
--------------------------------------------------------------------------------
Less than 1 year                                           10%            10%
1 < 5 years                                                22%            17%
5 < 8 years                                                54%            46%
8 years or greater                                         14%            27%
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                                                          100%           100%
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Asset allocation and sector diversification are subject to change.

Weighted average effective maturity: 5.74 years and 6.17 years, respectively.

For more complete details about the fund's investment portfolio, see page 13. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                               as of July 31, 2001 (Unaudited)
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                                                      Shares         Value ($)
----------------------------------------------------------------------------------
Common Stocks 3.2%
----------------------------------------------------------------------------------

Communications 0.3%
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Wireless Communications
American Tower Systems Corp. "A"*                       27,000         457,650
----------------------------------------------------------------------------------

Telephone/Communications 0.0%
Song Networks Holding AB (ADR)*                          1,761           2,906
Viatel, Inc.*                                            6,136             215
----------------------------------------------------------------------------------
                                                                         3,121
----------------------------------------------------------------------------------

Consumer Discretionary 1.1%
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Hotels & Casinos 0.6%
Harrah's Entertainment, Inc.*                           17,000         486,540
MGM Mirage, Inc.*                                       15,000         463,500
----------------------------------------------------------------------------------
                                                                       950,040
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Recreational Products 0.5%
International Game Technology                           15,000         779,700
----------------------------------------------------------------------------------

Construction/Agricultural Equipment 0.0%
Waxman Industries, Inc.*                                 1,800           3,069
----------------------------------------------------------------------------------

Energy 0.3%
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Oil Companies
Stone Energy Corp.                                      10,000         455,500
----------------------------------------------------------------------------------

Financial 0.6%
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Other Financial Companies
Nasdaq-100 Shares                                       23,000         960,480
----------------------------------------------------------------------------------

Manufacturing 0.1%
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Containers & Paper 0.1%
Gaylord Container Corp.                                 10,000           7,400
SF Holdings Group, Inc.                                    131             655
Smurfit-Stone Container Corp.                            5,000          87,050
----------------------------------------------------------------------------------
                                                                        95,105
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    The accompanying notes are an integral part of the financial statements.

                                       13

                                                      Shares         Value ($)
----------------------------------------------------------------------------------

Media 0.8%
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Cable Television
Cablevision Systems Corp. "A"*                           8,500         478,295
EchoStar Communications Corp. "A"                       27,000         803,250
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                                                                     1,281,545
----------------------------------------------------------------------------------
Total Common Stocks (Cost $5,290,185)                                4,986,210
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Warrants* 0.0%
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American Banknote Corp.                                    100               0
Decrane Holdings Co.                                     1,230              12
KMC Telecom Holdings, Inc.                                 160               2
Ono Finance PLC                                          1,360          34,000
Republic Technologies                                    2,260              23
Spincycle, Inc.                                            350               4
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Total Warrants (Cost $6,207)                                            34,041
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Preferred Stocks 1.1%
----------------------------------------------------------------------------------

Communications 0.7%
----------------------------------------------------------------------------------

Telephone/Communications
Dobson Communications Corp., 12.25%, 1/15/2008 (b)       1,265       1,062,590
----------------------------------------------------------------------------------

Manufacturing 0.3%
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Containers & Paper 0.0%
SF Holdings Group, Inc., 11.125%, 4/1/2008 (b)              10          22,821
----------------------------------------------------------------------------------

Industrial Specialty 0.3%
Day International Group, Inc., 12.25%, 3/15/2010           737         537,922
----------------------------------------------------------------------------------

Media 0.1%
----------------------------------------------------------------------------------

Cable Television
CSC Holdings, Inc., 11.125%, 4/1/2008                      771          81,919
----------------------------------------------------------------------------------
Total Preferred Stocks (Cost $2,053,798)                             1,705,252
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       14

                                                      Shares         Value ($)
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Convertible Preferred Stocks 0.0%
----------------------------------------------------------------------------------

Communications
----------------------------------------------------------------------------------
Telephone/Communications
World Access, Inc. (Cost $1,168,154)                       790          39,505
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Other 0.1%
----------------------------------------------------------------------------------

Investment Company
----------------------------------------------------------------------------------
Putnam Managed High Yield Fund (Cost $91,013)            9,000          93,330
----------------------------------------------------------------------------------

                                                  Principal
                                                   Amount ($)         Value ($)
----------------------------------------------------------------------------------
 Corporate Bonds 78.6%
----------------------------------------------------------------------------------

Communications 17.3%
----------------------------------------------------------------------------------
Airgate PCS, Inc., Step-up Coupon, 0% to
  10/1/2004, 13.5% to 10/1/2009                      2,070,000       1,335,150
Allegiance Telecom, Inc., 12.875%, 5/15/2008         1,390,000       1,244,050
Call-Net Enterprises, Inc., 9.375%, 5/15/2009          270,000          89,100
Call-Net Enterprises, Inc., Step-up Coupon, 0%
  to 5/15/2004, 10.8% to 5/15/2009                     640,000         108,800
Charter Communication Holdings LLC, Step-up
   Coupon, 0% to 1/15/2005, 11.75% to 1/15/2010      2,030,000       1,380,400
Charter Communication Holdings LLC, Step-up
   Coupon, 0% to 1/15/2006, 13.5% to 1/15/2011         750,000         472,500
Charter Communication Holdings LLC, Step-up
  Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011         200,000         115,000
Charter Communication Holdings LLC, 11.125%,
  1/15/2011                                            280,000         296,100
Crown Castle International Corp., 9.375%,
  8/1/2011                                             250,000         223,125
Crown Castle International Corp., Step-up
  Coupon, 0% to 11/15/2002, 10.625% to 11/15/2007      700,000         539,000
Dobson Communications Corp., 10.875%, 7/1/2010         290,000         296,525
FairPoint Communications, Inc., 12.5%, 5/1/2010      1,400,000       1,190,000
Global Crossing Holdings Ltd., 8.7%, 8/1/2007           40,000          30,200
Global Crossing Holdings Ltd., 9.125%,
  11/15/2006                                            40,000          30,800
Global Crossing Holdings Ltd., 9.5%, 11/15/2009        810,000         607,500
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       15

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625%, 5/15/2008       690,000         533,025
ICG Holdings, Inc., 13.5%, 9/15/2005*                1,500,000         204,375
Impsat Corp., 12.375%, 6/15/2008                       900,000         189,000
Intermedia Communications of Florida, Inc.,
  Step-up Coupon, 0% to 7/15/2002, 11.25% to
  7/15/2007                                          1,620,000       1,597,725
KMC Telecom Holdings Inc., 13.5%, 5/15/2009            220,000          30,800
KMC Telecom Holdings, Inc., Step-up Coupon, 0%
  to 2/15/2003, 12.5% to 2/15/2008                     480,000          24,000
Level 3 Communications, Inc., 11%, 3/15/2008           820,000         467,400
Level 3 Communications, Inc., Step-up Coupon, 0%
  to 3/15/2005, 12.875% to 3/15/2010                    90,000          24,300
MGC Communications, 13%, 10/1/2004                     310,000         186,000
McLeod USA, Inc., 9.25%, 7/15/2007                     850,000         433,500
Metromedia Fiber Network, Inc., 10%, 12/15/2009        590,000         162,250
MetroNet Communications Corp., Step-up Coupon,
  0% to 6/15/2003, 9.95% to 6/15/2008                2,150,000       1,867,329
Nextel Communications, Inc., 9.5%, 2/1/2011          2,190,000       1,801,275
Nextel Communications, Inc., 12%, 11/1/2008            430,000         408,500
Nextel Communications, Inc., Step-up Coupon, 0%
  to 9/15/2002, 10.65% to 9/15/2007                    100,000          75,000
Nextlink Communications, Inc., Step-up Coupon,
  0% to 4/15/2003, 9.45% to 4/15/2008                1,640,000         287,000
Price Communications Wireless, 9.125%,
  12/15/2006                                         1,500,000       1,560,000
SBA Communications Corp., 10.25%, 2/1/2009             100,000          91,000
SBA Communications Corp., Step-up Coupon, 0% to
  3/1/2003, 12% to 3/1/2008                          1,960,000       1,548,400
Spectrasite Holdings, Inc., Step-up Coupon, 0%
  to 7/15/2003, 12% to 7/15/2008                       750,000         339,375
Spectrasite Holdings, Inc., Step-up Coupon, 0%
  to 4/15/2004, 11.25% to 4/15/2009                  1,140,000         433,200
Sprint Spectrum L.P., Senior Note, 11%,
  8/15/2006                                          1,000,000       1,056,890
Telecorp PCS, Inc., Step-up-Coupon, 0% to
  4/15/2004, then 11.625% to 4/15/2009               2,150,000       1,381,375
Telecorp PCS, Inc., 10.625%, 7/15/2010                 360,000         346,500
Time Warner Telecom, Inc., 10.125%, 2/1/2011           200,000         176,000
Tritel PCS, Inc., Step-up Coupon, 0% to
  5/15/2004,12.75% to 5/15/2009                        260,000         166,400
Triton PCS, Inc., Step-up Coupon, 0% to
  5/1/2003, 11% to 5/1/2008                          1,300,000       1,088,750
Triton PCS, Inc., 9.375%, 2/1/2011                     500,000         498,125
Voicestream Wire Co., 10.375%, 11/15/2009            1,290,000       1,472,213
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       16

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
WorldCom, Inc., 8.875%, 1/15/2006                      368,000         380,313
----------------------------------------------------------------------------------
                                                                    26,788,270
----------------------------------------------------------------------------------

Construction 4.7%
----------------------------------------------------------------------------------
Del Webb Corp., 10.25%, 2/15/2010                      250,000         268,125
Dimac Corp., 12.5%, 10/1/2008*                         120,000           1,200
K. Hovnanian Enterprises, Inc., 9.125%, 5/1/2009       975,000         955,500
K. Hovnanian Enterprises, Inc., 9.75%, 6/1/2005         20,000          19,600
Lennar Corp., 9.95%, 5/1/2010                        1,860,000       2,027,400
Nortek, Inc., 9.875%, 6/15/2011                        670,000         663,300
Ryland Group, Inc., 9.75%, 9/1/2010                  1,660,000       1,761,675
Schuler Homes, 10.5%, 7/15/2011                        230,000         236,038
Standard Pacific Corp., 8%, 2/15/2008                  100,000          96,625
Standard Pacific Corp., 8.5%, 4/1/2009                 200,000         197,000
Toll Corp., 8.125%, 2/1/2009                           100,000          98,375
WCI Communities, Inc., 10.625%, 2/15/2011              820,000         873,300
----------------------------------------------------------------------------------
                                                                     7,198,138
----------------------------------------------------------------------------------

Consumer Discretionary 16.8%
----------------------------------------------------------------------------------
AFC Enterprises, 10.25%, 5/15/2007                     510,000         531,037
Ameristar Casino Inc., 10.75%, 2/15/2009             1,140,000       1,202,700
Avis Rent A Car, 11%, 5/1/2009                       1,750,000       1,946,875
Avondale Mills, 10.25%, 5/1/2006                       274,000         252,765
Boca Resorts, Inc., 9.875%, 4/15/2009                2,100,000       2,142,000
Circus Circus Mandalay Resort Group, 6.45%,
  2/1/2006                                             160,000         150,357
Finlay Fine Jewelry Co., 8.375%, 5/1/2008            2,250,000       2,092,500
Guitar Center Management, 11%, 7/1/2006              1,700,000       1,683,000
Hasbro, Inc., 7.95%, 3/15/2003                       1,240,000       1,211,794
Hasbro, Inc., 8.5%, 3/15/2006                          500,000         484,531
Hines Horticulture, Inc., 12.75%, 10/15/2005           450,000         436,500
Horseshoe Gaming Holdings, 8.625%, 5/15/2009         1,610,000       1,618,050
Horseshoe Gaming LLC, 9.375%, 6/15/2007                100,000         105,500
International Game Technology, 8.375%, 5/15/2009     2,000,000       2,082,500
MGM Mirage, Inc., 8.5%, 9/15/2010                      950,000       1,006,929
MGM Grand, Inc., 9.75%, 6/1/2007                       860,000         928,800
Mandalay Resort Group, 9.5%, 8/1/2008                  310,000         328,600
Mohegan Tribal Gaming, 8.375%, 7/1/2011                350,000         353,500
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       17

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125%,
  1/1/2006                                           2,000,000       2,027,500
National Vision Association, Ltd., Series B,
  12.75%, 10/15/2005*                                1,830,000         869,250
Park Place Entertainment, Inc., 9.375%,
  2/15/2007                                          1,650,000       1,755,187
Perkins Finance, LP, 10.125%, 12/15/2007               590,000         560,500
Restaurant Co., Step-up Coupon, 0% to 5/15/2003,
  11.25% to 5/15/2008                                  250,000         128,125
Sealy Mattress Co., Step-up Coupon, 0% to
  12/15/2002, 10.875% to 12/15/2007                    810,000         668,250
Six Flags, Inc., 9.5%, 2/1/2009                      1,130,000       1,141,300
Specialty Retailers, Inc., 9%, 7/15/2007*              200,000           1,500
Venetian Casino Resort LLC, 12.25%, 11/15/2004         200,000         212,000
----------------------------------------------------------------------------------
                                                                    25,921,550
----------------------------------------------------------------------------------

Consumer Staples 2.3%
----------------------------------------------------------------------------------
Dyersburg Corp., Series B, 9.75%, 9/1/2007*          1,500,000         120,000
Fleming Companies, Inc., 10.125%, 4/1/2008             380,000         402,800
Fleming Companies, Inc., 10.625%, 7/31/2007          1,400,000       1,459,500
Jafra Cosmetics International, Inc., 11.75%,
  5/1/2008                                           1,690,000       1,656,200
----------------------------------------------------------------------------------
                                                                     3,638,500
----------------------------------------------------------------------------------

Durables 2.5%
----------------------------------------------------------------------------------
Airxcel, 11%, 11/15/2007                               960,000         504,000
American Tower Corp., 9.375%, 2/1/2006               1,170,000       1,086,637
DeCrane Aircraft Holdings, Inc., 12%, 9/30/2008      1,000,000         951,250
Delco Remy International, Inc., 11%, 5/1/2009          150,000         160,500
Fairchild Corp., 10.75%, 4/15/2009                     460,000         370,300
Navistar International, 9.375%, 6/1/2006               270,000         280,125
Terex Corp., 10.375%, 4/1/2011                         280,000         289,800
United Rentals, Inc., 10.75%, 4/15/2008                240,000         254,400
----------------------------------------------------------------------------------
                                                                     3,897,012
----------------------------------------------------------------------------------

Energy 4.1%
----------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 4/1/2011              420,000         402,150
EOTT Energy Partners, 11%, 10/1/2009                 1,750,000       1,855,000
Key Energy Services, Inc., 14%, 1/15/2009               93,000         105,206
Nuevo Energy Co., 9.375%, 10/1/2010                    980,000         955,500
Parker Drilling Corp., 9.75%, 11/15/2006               440,000         427,900
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       18

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Swift Energy Co., 10.25%, 8/1/2009                   1,000,000       1,058,750
Triton Energy Ltd., 8.875%, 10/1/2007                1,450,000       1,587,750
----------------------------------------------------------------------------------
                                                                     6,392,256
----------------------------------------------------------------------------------

Financial 3.5%
----------------------------------------------------------------------------------
Bank United Capital Trust, Series "B", 10.25%,
   12/31/2026                                        1,000,000         910,000
Choctaw Resort, 9.25%, 4/1/2009                        350,000         358,750
Eaton Vance CDO "C", 13.68%, 7/15/2012               1,200,000       1,044,000
FRD Acquisition, Series B, 12.5%, 7/15/2004*           120,000          13,800
Golden Tree High Yield Opportunities, 13.054%,
  10/31/2007 (b)                                     1,000,000       1,027,800
HMH Properties, 7.875%, 8/1/2008                     1,800,000       1,728,000
HMH Properties, 8.45%, 12/1/2008                       400,000         395,000
----------------------------------------------------------------------------------
                                                                     5,477,350
----------------------------------------------------------------------------------

Health 2.2%
----------------------------------------------------------------------------------
Dade International, Inc., 11.125%, 5/1/2006*           480,000         105,600
MEDIQ, Inc., 11%, 6/1/2008*                            500,000           5,000
Magellan Health Services, Inc., 9%, 2/15/2008          600,000         573,000
Mariner Post-Acute Network, Inc., Step-up
  Coupon, 0% to 11/1/2002, 10.5% to 11/1/2007*         510,000           2,550
Tenet Healthcare Corp., 9.25%, 9/1/2010                870,000       1,009,200
Triad Hospitals, Inc., 8.75%, 5/1/2009               1,100,000       1,133,000
Vanguard Health Systems, 9.75%, 8/1/2011               620,000         632,400
----------------------------------------------------------------------------------
                                                                     3,460,750
----------------------------------------------------------------------------------

Manufacturing 8.7%
----------------------------------------------------------------------------------
Agriculture, Mining and Chemicals, Inc., 10.75%,
  9/30/2003                                             90,000          67,500
American Standard Companies, Inc., 9.25%,
  12/1/2016                                            801,000         803,002
Ball Corp., 8.25%, 8/1/2008                          1,000,000       1,021,250
Berry Plastics Corp., 12.25%, 4/15/2004                330,000         333,712
Congoleum Corp., 8.625%, 8/1/2008                      500,000         302,500
Delco Remy International, 10.625%, 8/1/2006            660,000         683,100
EL Paso Energy Partners, 8.5%, 6/1/2011                200,000         200,000
Flowserve Corp., 12.25%, 8/15/2010                     370,000         393,125
Gaylord Container Corp., 9.75%, 6/15/2007              240,000         153,600
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       19

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Grove Holdings LLC, Step-up Coupon, 0% to
  5/1/2003, 11.625% to 5/1/2009, 14.5% to
  5/1/2010                                           1,233,146           4,050
Grove Worldwide LLC, 9.25%, 5/1/2008*                  125,000           1,562
GS Technologies, 12%, 9/1/2004*                      2,210,000         110,500
GS Technologies, 12.25%, 10/1/2005*                    370,000           3,700
Hayes Lemmerz International, Inc., 11.875%,
  6/15/2006                                            320,000         323,200
Huntsman Package, 11.75%, 12/1/2004                  1,488,000         967,200
ISP Holdings Inc., 9%, 10/15/2003                      500,000         485,000
ISP Holdings Inc., 9.75%, 2/15/2002                    250,000         248,750
Lyondell Chemical Co., 10.875%, 5/1/2009               200,000         200,000
NL Industries, Inc., Senior Note, 11.75%,
  10/15/2003                                           563,000         558,777
Owens-Illinois Inc., 8.1%, 5/15/2007                 1,000,000         835,000
Plainwell, Inc., Series B, 11%, 3/1/2008*              320,000           3,200
Printpack, Inc., 10.625%, 8/15/2006                    330,000         334,950
Riverwood International Corp., 10.25%, 4/1/2006        360,000         367,200
Riverwood International Corp., 10.875%, 4/1/2008     1,530,000       1,491,750
Salton, Inc., 12.25%, 4/15/2008                        370,000         374,625
SF Holdings Group, Inc., Step-up Coupon, 0% to
  3/15/2003, 12.75% to 3/15/2008                       470,000         212,088
Stone Container, 9.75%, 2/1/2011                     1,300,000       1,352,000
Tenneco Automotive, Inc., 11.625%, 10/15/2009          375,000         191,250
Terex Corp., 8.875%, 4/1/2008                        1,000,000         963,750
Texas Petrochemicals, 11.125%, 7/1/2006                500,000         437,500
----------------------------------------------------------------------------------
                                                                    13,423,841
----------------------------------------------------------------------------------

Media 9.9%
----------------------------------------------------------------------------------
AMFM, Inc., 8%, 11/1/2008                              330,000         344,025
Adelphia Communications Corp., 10.5%, 7/15/2004      1,500,000       1,511,250
American Lawyer Media, Inc., 9.75%, 12/15/2007       1,330,000       1,223,600
Avalon Cable Holdings, LLC, Step-up Coupon 0% to
  12/1/2003, 11.875% to 12/1/2008                      200,000         152,500
CSC Holdings, Inc., 8.125%, 8/15/2009                   54,000          55,925
CSC Holdings, Inc., 9.25%, 11/1/2005                   100,000         103,125
CSC Holdings, Inc., 10.5%, 5/15/2016                    60,000          66,000
Echostar DBS Corp., 9.375%, 2/1/2009                 1,800,000       1,838,250
Insight Communications, Step-up Coupon, 0% to
  2/15/2006, 12.25% to 2/15/2011                       780,000         454,350
Key3Media Group, Inc., 11.25%, 6/15/2011               300,000         291,000
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       20

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Nextmedia Operating, Inc., 10.75%, 7/1/2011            200,000         208,250
NTL, Inc., 11.5% 2/1/2006                              140,000          92,400
NTL, Inc., 11.5%, 10/1/2008                          1,035,000         672,750
Outdoor Systems, Inc., 8.875%, 6/15/2007             2,750,000       2,935,625
PX Escrow Corp., Step-up Coupon, 0% to 2/1/2002,
  9.625% to 2/1/2006                                   190,000          76,000
Primedia, Inc., 8.875%, 5/15/2011                      580,000         556,800
Renaissance Media Group, Step-up Coupon, 0% to
  4/15/2003, 10% to 4/15/2008                          350,000         273,000
Sinclair Broadcast Group, Inc., 10%, 9/30/2005       1,500,000       1,546,875
TeleWest Communications PLC, Step-up Coupon, 0%
  to 4/15/2004, 9.25% to 4/15/2009                   1,600,000         752,000
TeleWest Communications, PLC, 11.25%, 11/1/2008        140,000         116,200
TeleWest Communications, PLC, 11%, 10/1/2007         1,095,000         873,263
Transwestern Publishing, 9.625%, 11/15/2007            340,000         342,550
Transwestern Publishing, Step-up Coupon, 0% to
  11/15/2002, 11.875% to 11/15/2008                    310,000         256,138
United International Holdings, Series B, Step-up
  Coupon, 0% to 2/15/2003, 10.75% to 2/15/2008       1,570,000         533,800
----------------------------------------------------------------------------------
                                                                    15,275,676
----------------------------------------------------------------------------------

Metals & Minerals 1.8%
----------------------------------------------------------------------------------
MMI Products, Inc., 11.25%, 4/15/2007                  790,000         750,500
Metal Management, Inc., 10%, 5/15/2008*                870,000          26,100
Metals USA, Inc., 8.625%, 2/15/2008                  1,065,000         724,200
Pen Holdings, Inc., 9.875%, 6/15/2008                  540,000         389,475
Republic Technologies International, 13.75%,
  7/15/2009*                                         2,260,000         245,775
U.S. Can Corp., 12.375%, 10/1/2010                     600,000         570,000
----------------------------------------------------------------------------------
                                                                     2,706,050
----------------------------------------------------------------------------------

Service Industries 1.6%
----------------------------------------------------------------------------------
Allied Waste North America, Inc., 10%, 8/1/2009        710,000         734,850
Coinmach Laundry Corp., 11.75%, 11/15/2005             860,000         877,200
Felcor Lodging LP, 8.5%, 6/1/2011                      780,000         750,750
NTL, Inc., Series "B", 11.5%, 2/1/2006                  20,000          13,200
Spincycle, Inc., 12.75%, 5/1/2005                      350,000          28,000
----------------------------------------------------------------------------------
                                                                     2,404,000
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       21

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Technology 0.3%
----------------------------------------------------------------------------------
Exodus Communications, 10.75%, 12/15/2009              410,000         123,000
Exodus Communications, 11.25%, 7/1/2008                720,000         216,000
PSINet Inc., 10%, 2/15/2005*                         1,000,000          55,000
PSINet, Inc., 10%, 2/15/2005*                           90,000           4,950
PSINet, Inc., 11%, 8/1/2009*                           160,000           8,800
PSINet, Inc., 11.5%, 11/1/2008*                        160,000           8,800
----------------------------------------------------------------------------------
                                                                       416,550
----------------------------------------------------------------------------------

Utilities 2.9%
----------------------------------------------------------------------------------
AES Corp., 9.375%, 9/15/2010                           970,000         979,700
Azurix Corp., 10.375%, 2/15/2007                     1,355,000       1,355,000
Calpine Corp., 7.75%, 4/15/2009                        760,000         734,867
Calpine Corp., 8.5%, 2/15/2011                       1,370,000       1,382,604
----------------------------------------------------------------------------------
                                                                     4,452,171
----------------------------------------------------------------------------------
Total Corporate Bonds (Cost $140,737,558)                          121,452,114
----------------------------------------------------------------------------------

 Foreign Bonds -- U.S.$ Denominated 6.7%
AES Drax Energy Ltd., 11.5%, 8/30/2010                 360,000         390,600
Comcast UK Cable Partners, Ltd., 11.2%,
  11/15/2007                                         1,550,000       1,100,500
Dolphin Telecom PLC, Step-up Coupon, 0% to
  5/15/2004, 14% to 5/15/2009*                       1,000,000          18,750
Esprit Telecom Group, PLC, 10.875%, 6/15/2008*         110,000           1,650
Esprit Telecom Group, PLC, 11.5%, 12/15/2007*          330,000           4,950
Euramax International, PLC, 11.25%, 10/1/2006        1,150,000         920,000
Kappa Beheer BV, 10.625%, 7/15/2009                    990,000       1,037,025
Millar Western Forest Products, Ltd., 9.875%,
  5/15/2008                                          1,225,000       1,163,750
Millicom International Cellular, SA, 13.5%,
  6/1/2006                                           1,380,000       1,145,400
Rogers Cantel Inc., 9.75%, 6/1/2016                  1,170,000       1,158,300
Royal Caribbean Cruises, 8.75%, 2/2/2011             1,080,000       1,036,896
Star Choice Communications Inc., 13%, 12/15/2005     1,000,000       1,046,250
TeleWest Communications, PLC, 9.625%, 10/1/2006         30,000          23,700
TFM, SA de CV, 10.25%, 6/15/2007                     1,000,000         955,000
Versatel Telecom, 11.875%, 7/15/2009                 1,000,000         280,000
----------------------------------------------------------------------------------
Total Foreign Bonds -- U.S.$ Denominated (Cost $12,683,414)         10,282,771
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       22

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
 U.S. Treasury Obligations 7.2%
----------------------------------------------------------------------------------
U.S. Treasury Bond, 14%, 11/15/2011                  7,000,000      10,013,290
U.S. Treasury Note, 6%, 8/15/2009                    1,000,000       1,067,190
----------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $10,946,048)                  11,080,480
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Cash Equivalents 3.1%
----------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $4,842,803)                                  4,842,803       4,842,803
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Options -- Purchased 0.0%
----------------------------------------------------------------------------------
Charter Communications, strike price at 20.00,
  expires 1/19/2002 (Cost $60,250)                         250          60,000
----------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $177,879,430) (a)         154,576,506
----------------------------------------------------------------------------------

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $178,356,368. At July 31, 2001, net unrealized depreciation for all securities based on tax cost was $23,779,862. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,907,431 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,687,293.

(b) Payment-in-kind security (PIK). In lieu of cash, PIK securities pay interest/dividends in the form of additional securities.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (Unaudited)
----------------------------------------------------------------------------------

Assets
----------------------------------------------------------------------------------
Investments in securities, at value (cost $177,879,430)           $   154,576,506
----------------------------------------------------------------------------------
Cash                                                                       10,000
----------------------------------------------------------------------------------
Receivable for investments sold                                           170,896
----------------------------------------------------------------------------------
Dividends receivable                                                       29,989
----------------------------------------------------------------------------------
Interest receivable                                                     3,462,233
----------------------------------------------------------------------------------
Receivable for Fund shares sold                                           121,384
----------------------------------------------------------------------------------
Total assets                                                          158,371,008
----------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------
Payable for investments purchased                                       2,747,940
----------------------------------------------------------------------------------
Payable for Fund shares redeemed                                          662,471
----------------------------------------------------------------------------------
Accrued management fee                                                     78,308
----------------------------------------------------------------------------------
Other accrued expenses and payables                                        97,738
----------------------------------------------------------------------------------
Total liabilities                                                       3,586,457
----------------------------------------------------------------------------------
Net assets, at value                                              $   154,784,551
----------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------
Net assets consist of:
Accumulated distributions in excess of net investment income             (265,767)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                         (23,302,924)
----------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                  (27,912,500)
----------------------------------------------------------------------------------
Paid-in capital                                                       206,265,742
----------------------------------------------------------------------------------
Net assets, at value                                              $   154,784,551
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (Unaudited) (continued)
----------------------------------------------------------------------------------

Net Asset Value
----------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share (a)
($9,078,349 / 948,930 outstanding shares of beneficial interest,
$.01 par  value, unlimited number of shares authorized)           $          9.57
----------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share (a)
($125,858,553 / 13,187,199 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized)                                                       $          9.54
----------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($8,062,986 / 844,890 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)            $          9.54
----------------------------------------------------------------------------------
Maximum offering price per share (100 / 95.50 of $9.54)           $          9.99
----------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per
share (subject to contingent deferred sales charge)
($9,505,672 / 996,205 outstanding shares of beneficial interest,
 $.01 par value, unlimited number of shares authorized)           $          9.54
----------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($2,278,991 / 238,812
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $          9.54
----------------------------------------------------------------------------------

(a) Redemption price per share for shares held less than one year is equal to net asset value less a 1.00% redemption fee.

    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Operations for the six months ended July 31, 2001 (Unaudited)
----------------------------------------------------------------------------------

Investment Income
----------------------------------------------------------------------------------
Income:
Interest                                                          $     6,723,372
----------------------------------------------------------------------------------
Dividends                                                                 138,549
----------------------------------------------------------------------------------
Total Income                                                            6,861,921
----------------------------------------------------------------------------------
Expenses:
Management fee                                                            401,562
----------------------------------------------------------------------------------
Administrative fee                                                        201,799
----------------------------------------------------------------------------------
Distribution services fees                                                 13,512
----------------------------------------------------------------------------------
Trustees' fees and expenses                                                 2,669
----------------------------------------------------------------------------------
Total expenses, before expenses reductions                                619,542
----------------------------------------------------------------------------------
Expense reductions                                                         (1,922)
----------------------------------------------------------------------------------
Total expenses, after expenses reductions                                 617,620
----------------------------------------------------------------------------------
Net investment income                                                   6,244,301
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
----------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                            (5,405,376)
----------------------------------------------------------------------------------
Futures                                                                 (157,900)
----------------------------------------------------------------------------------
                                                                       (5,563,276)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
Investments                                                            (1,813,746)
----------------------------------------------------------------------------------
Futures                                                                       244
----------------------------------------------------------------------------------
                                                                       (1,813,502)
----------------------------------------------------------------------------------
Net gain (loss) on investment transactions                             (7,376,778)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $   (1,132,477)
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statements of Changes in Net Assets
----------------------------------------------------------------------------------

                                                 Six Months Ended    Year Ended
                                                   July 31, 2001     January 31,
Increase (Decrease) in Net Assets                   (Unaudited)         2001
----------------------------------------------------------------------------------
Operations:
Net investment income                            $     6,244,301  $    13,973,664
----------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                          (5,563,276)     (12,331,426)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period             (1,813,502)      (3,642,136)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       (1,132,477)      (1,999,898)
----------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                            (266,476)         (33,485)
----------------------------------------------------------------------------------
  Class S                                             (5,951,868)     (14,259,148)
----------------------------------------------------------------------------------
  Class A                                                (67,007)              --
----------------------------------------------------------------------------------
  Class B                                                (72,660)              --
----------------------------------------------------------------------------------
  Class C                                                (13,567)              --
----------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                             32,153,890       43,151,052
----------------------------------------------------------------------------------
Net assets acquired in tax-free reorganization        19,242,831               --
----------------------------------------------------------------------------------
Reinvestment of distributions                          3,991,136        8,811,947
----------------------------------------------------------------------------------
Cost of shares redeemed                              (22,834,290)     (59,362,858)
----------------------------------------------------------------------------------
Redemption fees                                           47,227           97,756
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                    32,600,794       (7,302,103)
----------------------------------------------------------------------------------
Increase (decrease) in net assets                     25,096,739      (23,594,634)
----------------------------------------------------------------------------------
Net assets at beginning of period                    129,687,812      153,282,446
----------------------------------------------------------------------------------
Net assets at end of period (including
accumulated distributions in excess of
net investment income of $265,767 and $138,490,
respectively)                                    $   154,784,551  $   129,687,812
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Class AARP                                                    2001^a,^e   2001^b
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                           $10.13   $10.20
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^c                                         .45      .36
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                                  (.54)    (.10)
----------------------------------------------------------------------------------
  Total from investment operations                              (.09)      .26
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.47)    (.35)
----------------------------------------------------------------------------------
Redemption fees                                                .00***      .02
----------------------------------------------------------------------------------
Net asset value, end of period                                 $ 9.57   $10.13
----------------------------------------------------------------------------------
Total Return (%)                                               (.92)^d** 2.89^d**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                              9        2
----------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                  .90*     .94*
----------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                   .90*     .93*
----------------------------------------------------------------------------------
Ratio of net investment income (%)                              9.21*   11.18*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       59*       63
----------------------------------------------------------------------------------

^a   For the six months ended July 31, 2001 (Unaudited).

^b For the period from October 2, 2000 (commencement of sales of Class AARP shares) to January 31, 2001.

^c   Based on average shares outstanding during the period.

^d Total return does not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.

^e As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets from 9.51% to 9.21%. Per share ratios and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

*    Annualized

**   Not annualized

***  Less than ($.005) per share.

----------------------------------------------------------------------------------------------
 Class S                      2001^a,^j   2001^b   2000^b   1999^c    1998^d    1997^e
----------------------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------------------
Net asset value, beginning
of period                   $10.12     $11.36    $12.40   $13.23      $12.77   $12.00
----------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
  Net investment income^f      .45       1.10      1.16     1.08        1.19      .76
----------------------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions     (.56)     (1.23)    (1.06)    (.73)        .57      .77
----------------------------------------------------------------------------------------------
  Total from investment
  operations                  (.11)      (.13)      .10      .35        1.76     1.53
----------------------------------------------------------------------------------------------
Less distributions from:
----------------------------------------------------------------------------------------------
  Net investment income        (.47)    (1.12)    (1.15)   (1.10)      (1.17)    (.76)
----------------------------------------------------------------------------------------------
  Net realized gains on
  investment transactions       --         --        --     (.09)       (.14)    (.01)
----------------------------------------------------------------------------------------------
  Total distributions         (.47)     (1.12)    (1.15)   (1.19)      (1.31)    (.77)
----------------------------------------------------------------------------------------------
Redemption fees                .00***     .01       .01      .01         .01      .01
----------------------------------------------------------------------------------------------
Net asset value, end of
period                      $ 9.54     $10.12    $11.36   $12.40      $13.23   $12.77
----------------------------------------------------------------------------------------------
Total Return (%)             (1.12)^h**  (.84)^g   1.04^g   2.98g,^h** 14.60^g  13.23^g,^h**
----------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------------------
Net assets, end of period
($ millions)                   126        127       153      209         176       74
----------------------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)         .90*      1.18i     1.09     1.17*       1.23     1.75*
----------------------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)         .90*       .82^i     .75      .44*        .03      .00*
----------------------------------------------------------------------------------------------
Ratio of net investment
income (%)                    9.21*     10.61      9.68     9.42*       9.28     9.44*
----------------------------------------------------------------------------------------------
Portfolio turnover rate (%)     59*        63        53       83**       113       40*
----------------------------------------------------------------------------------------------

^a   For the six months ended July 31, 2001 (Unaudited).

^b   For the year ended January 31.

^c For the eleven months ended January 31, 1999. On August 10, 1998, the Fund changed the fiscal year end from February 28 to January 31.

^d   For the year ended February 28, 1998.

^e   For the period June 28, 1996 (commencement of operations) to February 28,
     1997.

^f   Based on average shares outstanding during the period.

^g   Total returns would have been lower had certain expenses not been reduced.

^h Total return does not reflect the effect to the shareholder of the 1% redemption fee on shares held less than one year.

^i The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.14% and .80%, respectively.

^j As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended July 31, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets from 9.51% to 9.21%. Per share ratios and supplemental data for periods prior to February 1, 2001 have not been restated to reflect this change in presentation.

*    Annualized ** Not annualized

***  Less than ($.005) per share.

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder High-Yield Opportunity Fund, formerly Scudder High-Yield Bond Fund, (the "Fund"), is a diversified series of Scudder Portfolio Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On June 25, 2001 the Fund commenced offering additional shares: Class A, Class B and Class C. Each class of shares provides investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are especially designed for members of AARP and are not subject to initial or contingent deferred sales charges. Class S shares are not subject to initial or contingent sales charges. After December 29, 2000, Class S shares of the Fund are generally not available to new investors. Certain detailed information for Class A, B and C shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes except that each class bears certain expenses unique to that class such as distribution services fees, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sales price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, the Fund sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund depending upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At January 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $18,000,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2007 ($1,674,000), January 31, 2008 ($5,108,000) and January 31, 2009
($11,218,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 2000 through January 31, 2001 the Fund incurred approximately $3,851,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending January 31, 2002.

The Fund inherited approximately $4,870,000 of capital losses from its merger (Note G) with Kemper High Yield Opportunity Fund, which can be used to offset gains in future years until fully utilized or until January 31, 2007 ($274,000),

January 31, 2008 ($1,991,000) and January 31, 2009 ($2,605,000), the expiration dates, whichever occurs first.

Distribution of Income and Gains. Effective May 1, 2001, net investment income is declared and distributed to shareholders monthly. Prior to May 1, 2001, all of the net investment income of the Fund was declared as a daily dividend and was distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

Redemption Fees. In general, shares of Class AARP and Class S of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of Class AARP and Class S shares held by shareholders for less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

B. Purchases and Sales of Securities

During the six months ended July 31, 2001, purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $39,712,088 and $32,209,756, respectively. Purchases and sales of U.S. government obligations aggregated $12,977,813 and $6,619,453, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.60% of the first $500,000,000 of the Fund's average daily net assets, 0.575% of the next $500,000,000 of such net assets and 0.55% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly.

Effective June 25, 2001, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with ZSI. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The Management fee payable under the Management Agreement is equal to an annualized rate of 0.60% of the first $500,000,000 of the Fund's average daily net assets, 0.575% of the next $500,000,000 of such net assets, 0.55% of the next $500,000,000 of such net assets, 0.525% of the next $500,000,000 of such net assets, 0.50% of the next $1,000,000,000 of such net assets and 0.475% of such assets in excess of $3,000,000,000, computed and accrued daily and payable monthly.

Accordingly, for the six months ended July 31, 2001, the fee pursuant to the Agreement and Management Agreement aggregated $401,562, which is equivalent to an annualized effective rate of 0.60% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement ("Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.30% for Class AARP, 0.30% for Class S, 0.325% for Class A, 0.375% for Class B and 0.350% for Class C, of average daily net assets for each class, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation and Scudder Investments Service Company, both subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the classes of shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI provide certain services (i.e. custody, legal, audit) to the Fund under the

Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended July 31, 2001, the Administrative Fee was as follows:

                                                       Total         Unpaid at
Administrative Fee                                  Aggregated     July 31, 2001
--------------------------------------------------------------------------------
Class AARP                                      $        8,179   $        1,909
--------------------------------------------------------------------------------
Class S                                                186,709           29,186
--------------------------------------------------------------------------------
Class A                                                  2,657            1,894
--------------------------------------------------------------------------------
Class B                                                  3,602            2,638
--------------------------------------------------------------------------------
Class C                                                    652              479
--------------------------------------------------------------------------------
                                                $      201,799   $       36,106
--------------------------------------------------------------------------------

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and
C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Classes B and C shares. For the period June 25, 2001 (commencement of sales) through July 31, 2001, the Distribution Fee was as follows:

                                                       Total         Unpaid at
Distribution Fee                                     Aggregated    July 31, 2001
--------------------------------------------------------------------------------
Class B                                          $      7,204     $      6,047
--------------------------------------------------------------------------------
Class C                                                 1,397            1,181
--------------------------------------------------------------------------------
                                                 $      8,601     $      7,228
--------------------------------------------------------------------------------

SDI also provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. For the period June 25, 2001 (commencement of sales) through July 31, 2001, the Service Fees were as follows:

                                                       Total         Unpaid at
Service Fees                                         Aggregated    July 31, 2001
--------------------------------------------------------------------------------
Class A                                          $      2,044     $      2,044
--------------------------------------------------------------------------------
Class B                                                 2,401            2,401
--------------------------------------------------------------------------------
Class C                                                   466              466
--------------------------------------------------------------------------------
                                                 $      4,911     $      4,911
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for classes A, B and C. No underwriting commissions retained by SDI in connection with the distribution of Class A shares for the period June 25, 2001 (commencement of sales) through July 31, 2001 were $134.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period June 25, 2001 (commencement of sales) through July 31, 2001, CDSC for Class B aggregated $4,950 and there was no CDSC for Class C.

Trustees' Fees and Expenses. The Fund pays each of its Trustees not affiliated with the Advisor an annual retainer divided equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the six months ended July 31, 2001, the Trustees' fees and expenses aggregated $2,669.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated Fund's investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended July 31, 2001, totaled $43,734 and are reflected as dividend income on the statement of operations.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. Pursuant to the Administrative Agreement, for the six months ended July 31, 2001, the Administrative Fee was reduced by $1,922 for custody credits earned.

E. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Reorganization

ZSI initiated a program to reorganize and combine its two funds families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

G. Acquisition of Assets

On June 22, 2001, the Fund acquired all the net assets of Kemper High Yield Opportunity Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 854,964 Class A shares, 990,001 Class B shares and 184,940 Class C shares of the Fund, respectively, for 1,324,573 Class A shares, 1,530,530 Class B shares and 288,219 Class C shares of the Kemper High Yield Opportunity Fund, respectively, outstanding on June 22, 2001. Kemper High Yield Opportunity Fund's net assets at that date ($19,242,831), including $6,298,973 of net unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $127,986,484. The combined net assets of the Fund immediately following the acquisition were $147,229,315.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                         Six Months Ended                   Year Ended
                          July 31, 2001                  January 31, 2001
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP            805,704    $  7,896,600         252,001*    $  2,484,140*
--------------------------------------------------------------------------------
Class S             2,393,524      23,408,785       3,909,976       40,666,912
--------------------------------------------------------------------------------
Class A**              10,642         101,362              --               --
--------------------------------------------------------------------------------
Class B**              23,154         219,694              --               --
--------------------------------------------------------------------------------
Class C**              55,799         527,449              --               --
--------------------------------------------------------------------------------
                                 $ 32,153,890                     $ 43,151,052
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class A**             854,964       8,104,911              --               --
--------------------------------------------------------------------------------
Class B**             990,001       9,384,780              --               --
--------------------------------------------------------------------------------
Class C**             184,940       1,753,140              --               --
--------------------------------------------------------------------------------
                                 $ 19,242,831                     $         --
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP             18,125    $    175,140           1,928*    $     19,075*
--------------------------------------------------------------------------------
Class S               383,581       3,730,937         847,666        8,792,872
--------------------------------------------------------------------------------
Class A**               3,695          34,914              --               --
--------------------------------------------------------------------------------
Class B**               4,546          42,962              --               --
--------------------------------------------------------------------------------
Class C**                 760           7,183              --               --
--------------------------------------------------------------------------------
                                 $  3,991,136                     $  8,811,947
--------------------------------------------------------------------------------

                         Six Months Ended                   Year Ended
                          July 31, 2001                  January 31, 2001
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP           (107,856)   $ (1,059,328)        (20,972)*     $ (206,587)*
--------------------------------------------------------------------------------
Class S            (2,177,726)    (21,313,147)     (5,657,950)     (59,156,271)
--------------------------------------------------------------------------------
Class A**             (24,411)       (231,849)             --               --
--------------------------------------------------------------------------------
Class B**             (21,496)       (204,396)             --               --
--------------------------------------------------------------------------------
Class C**              (2,687)        (25,570)             --               --
--------------------------------------------------------------------------------
                                 $(22,834,290)                    $(59,362,858)
--------------------------------------------------------------------------------

Redemption fees
--------------------------------------------------------------------------------
Class AARP                 --    $      8,032              --     $      2,024*
--------------------------------------------------------------------------------
Class S                    --          39,195              --           95,732
--------------------------------------------------------------------------------
                                 $     47,227                     $     97,756
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP            715,973    $  7,020,444         232,957*     $ 2,298,652*
--------------------------------------------------------------------------------
Class S               599,379       5,865,770        (900,308)      (9,600,755)
--------------------------------------------------------------------------------
Class A**             844,890       8,009,338              --               --
--------------------------------------------------------------------------------
Class B**             996,205       9,443,040              --               --
--------------------------------------------------------------------------------
Class C**             238,812       2,262,202              --               --
--------------------------------------------------------------------------------
                                 $ 32,600,794                      $(7,302,103)
--------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to January 31, 2001.

** For the period from June 25, 2001 (commencement of sales of Class A, B and C shares) to July 31, 2001.

I. Change In Accounting Principle

As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to February 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $361,578 reduction in cost of securities and a corresponding $361,578 increase in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the six months ended July 31, 2001, was to decrease net investment income by $184,824, increase unrealized depreciation by $55,115, and increase net realized gains (losses) by $239,939. The statement of changes in net assets and financial highlights for the periods have not been restated to reflect this change in presentation.

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*
        President and Trustee

Henry P. Becton, Jr.
        Trustee; President, WGBH Educational
        Foundation

Dawn-Marie Driscoll
        Trustee; President, Driscoll Associates;
        Executive Fellow, Center for Business
        Ethics, Bentley College

Edgar R. Fiedler
        Trustee; Senior Fellow and Economic
        Counsellor, The Conference Board, Inc.

Keith R. Fox
        Trustee; General Partner,
        The Exeter Group of Funds

Jean Gleason Stromberg
        Trustee; Consultant

Jean C. Tempel
        Trustee; Managing Director, First Light Capital, LLC

Steven Zaleznick
        Trustee; President and Chief Executive
        Officer, AARP Services, Inc.

Thomas V. Bruns*
        Vice President

Robert S. Cessine*
        Vice President

William F. Glavin*
        Vice President

Gary A. Langbaum*
        Vice President

James E. Masur*
        Vice President

Harry E. Resis*
        Vice President

Howard S. Schneider*
        Vice President

John Millette*
        Vice President and Secretary

Kathryn L. Quirk*
        Vice President and Assistant Secretary

John R. Hebble*
        Treasurer

Thomas Lally*
        Assistant Treasurer

Brenda Lyons*
        Assistant Treasurer

Caroline Pearson*
        Assistant Secretary



*Zurich Scudder Investments, Inc.

Investment Products and Services
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 Scudder Funds
----------------------------------------------------------------------------------------------

Core                                               Income
   Scudder Balanced Fund                              Scudder GNMA Fund
   Scudder Growth and Income Fund                     Scudder High-Yield Opportunity Fund
   Scudder S&P 500 Index Fund                         Scudder Income Fund
   Scudder Select 500 Fund                            Scudder Short-Term Bond Fund
   Scudder Small Company Stock Fund
                                                   Tax-Free Income
Growth                                                Scudder California Tax-Free Income Fund*
   Scudder 21st Century Growth Fund                   Scudder High-Yield Tax-Free Fund
   Scudder Capital Growth Fund                        Scudder Managed Municipal Bonds
   Scudder Development Fund                           Scudder Massachusetts Tax-Free Fund
   Scudder Large Company Growth Fund                  Scudder Medium-Term Tax-Free Fund
   Scudder Select 1000 Growth Fund                    Scudder New York Tax-Free Income Fund*

Value                                              Money Market
   Scudder Dividend & Growth Fund                     Scudder Cash Investment Trust
   Scudder Large Company Value Fund                   Scudder Money Market Series:
   Scudder Small Company Value Fund*                    Prime Reserve Shares
                                                        Premium Shares
Sector                                                  Managed Shares
   Scudder Gold Fund                                  Scudder Tax-Free Money Fund
   Scudder Health Care Fund                           Scudder U.S. Treasury Money Fund
   Scudder Technology Innovation Fund

Asset Allocation
   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International
   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder Latin America Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.*

----------------------------------------------------------------------------------------------

*   Class S shares only

                                       42

----------------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
----------------------------------------------------------------------------------------------

Retirement Programs                                Education Accounts
   Traditional IRA                                    Education IRA
   Roth IRA                                           UGMA/UTMA
   SEP-IRA                                            IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities

----------------------------------------------------------------------------------------------
 Closed-End Funds
----------------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                           Scudder High Income Trust
   The Brazil Fund, Inc.                              Scudder Intermediate Government Trust
   The Korea Fund, Inc.                               Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.          Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.              Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                        Scudder Municipal Income Trust

----------------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------

 Convenient ways to   Automatic Investment Plan
   invest, quickly
      and reliably    A convenient investment program in which money is
                      electronically debited from your bank account monthly to regularly purchase fund shares and "dollar cost average" -
                      - buy more shares when the fund's price is lower and fewer when it's higher, which can reduce your average purchase price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks -- invested in up to four Scudder funds at one time.

                      * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets. Investors should consider their ability to continue such a plan through periods of low price levels.
--------------------------------------------------------------------------------

   Around-the-clock   Automated Information Lines
 electronic account   Scudder Class S Shareholders:
        service and   Call SAIL(TM) -- 1-800-343-2890
       information,
     including some   AARP Investment Program Shareholders:
       transactions   Call Easy-Access Line -- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      myScudder.com

                      AARP Investment Program Shareholders --
                      aarp.scudder.com

                      Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

                      The sites also provide prospectuses and applications for all Scudder funds, blank forms, interactive worksheets, news about Scudder funds, subscription to fund updates by e-mail, retirement planning information, and more.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically crediting your redemption proceeds to the bank account you previously designated.
--------------------------------------------------------------------------------

           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at 1-800-253-2277
--------------------------------------------------------------------------------

 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

                                   SCUDDER
                                   INVESTMENTS

                                   Two International Place
                                   Boston, MA 02110-4103















                                   A member of [LOGO] Zurich Scudder Investments

                                                                     SCUDDER
                                                                     INVESTMENTS




Scudder High-Yield
Opportunity Fund

--------------------------------------------------------------------------------
                                       Classes A, B and C
--------------------------------------------------------------------------------

                                       Semiannual Report
                                       July 31, 2001











The fund seeks to provide total returns through high income and capital appreciation.

Contents
--------------------------------------------------------------------------------


         3      Performance Summary

         6      Portfolio Management Review

        13      Portfolio Summary

        14      Investment Portfolio

        25      Financial Statements

        29      Financial Highlights

        32      Notes to Financial Statements

        43      Officers and Trustees

        44      Investment Products and Services

        46      Account Management Resources










Scudder High-Yield Opportunity Fund              Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                              SYOAX          811192-848
--------------------------------------------------------------------------------
Class B                                              SYOBX          811192-830
--------------------------------------------------------------------------------
Class C                                              SYOCX          811192-822
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                                July 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)*
--------------------------------------------------------------------------------
Scudder High-Yield Opportunity                                          Life of
Fund                                6-Month   1-Year    3-Year   5-Year Class***
--------------------------------------------------------------------------------
Class A (a)                         -1.26%     .22%     -.71%    5.47%   5.37%
--------------------------------------------------------------------------------
Class B (a)                         -1.55%    -.48%    -1.46%    4.65%   4.53%
--------------------------------------------------------------------------------
Class C (a)                         -1.54%    -.45%    -1.44%    4.68%   4.56%
--------------------------------------------------------------------------------
Merrill Lynch High-Yield Master
Index++                               .50%    2.96%      .87%    5.47%   5.52%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:
7/31/01                                 $    9.54      $    9.54     $    9.54
--------------------------------------------------------------------------------
6/25/01 (Commencement of sales)         $    9.48      $    9.48     $    9.48
--------------------------------------------------------------------------------
Distribution Information
For the Period June 25, 2001 (commencement of sales) to July 31, 2001:
  Income Dividends                      $     .07      $     .07     $     .07
--------------------------------------------------------------------------------
  Capital Gains Distributions           $      --      $      --     $      --
--------------------------------------------------------------------------------
July Income Dividend                    $     .075     $     .068    $     .068
--------------------------------------------------------------------------------
SEC 30-Day Yield+                           10.12%          9.75%         9.74%
--------------------------------------------------------------------------------
Current Annualized Distribution Rate+        9.41%          8.57%         8.59%
--------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2001. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended July 31, 2001, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Yields and distribution rates are historical and will fluctuate.

--------------------------------------------------------------------------------
 Class S Lipper Rankings*
--------------------------------------------------------------------------------
                                                          Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      92      of      369          25
--------------------------------------------------------------------------------
3-Year                                      69      of      261          27
--------------------------------------------------------------------------------
5-Year                                      22      of      144          15
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results.

Source: Lipper, Inc.

(a) On June 25, 2001 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder High-Yield Opportunity Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

--------------------------------------------------------------------------------
Growth of an Assumed $10,000 Investment (c) (Adjusted for Sales Charge)*
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

             Scudder High-Yield Opportunity       Merrill Lynch High-Yield
                  Fund -- Class A (b)                  Master Index++

                       9550                               10000
                       9549                               10068
                      11430                               11705
                      12730                               12808
                      12663                               12873
                      12435                               12766
                      12462                               13144

                          Yearly periods ended July 31
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)*
--------------------------------------------------------------------------------
                                                                         Life of
Scudder High-Yield Opportunity Fund     1-Year     3-Year     5-Year    Class***
--------------------------------------------------------------------------------
Class A (b)         Growth of $10,000   $9,571     $9,349     $12,464    $12,462
                    ------------------------------------------------------------
                    Average annual
                    total return        -4.29%     -2.22%      4.50%      4.42%
--------------------------------------------------------------------------------
Class B (b)         Growth of $10,000   $9,682     $9,425     $12,475    $12,433
                    ------------------------------------------------------------
                    Average annual
                    total return        -3.18%     -1.95%      4.52%      4.37%
--------------------------------------------------------------------------------
Class C (b)         Growth of $10,000   $9,955     $9,574     $12,567    $12,550
                    ------------------------------------------------------------
                    Average annual
                    total return         -.45%     -1.44%      4.68%      4.56%
--------------------------------------------------------------------------------
Merrill Lynch       Growth of $10,000   $10,296    $10,262    $13,055    $13,144
High-Yield Master   ------------------------------------------------------------
Index++             Average annual
                    total return         2.96%      .87%       5.47%      5.52%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

The growth of $10,000 is cumulative.

* Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class S shares; rankings for share classes may vary.

**   The Fund commenced operations on June 28, 1996.

(b) On June 25, 2001 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder High-Yield Opportunity Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 4.5%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares performance is adjusted for CDSC, which is 1% within the first year after purchase. The difference in expenses will affect performance.

(c) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.5%. This results in a net initial investment of $9,550.

++ The Merrill Lynch High-Yield Master Index is an unmanaged index broadly reflective of below-investment-grade corporate bonds. Index returns assume reinvested dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review

Scudder High-Yield Opportunity Fund: A Team Approach to Investing

Scudder High-Yield Opportunity Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Harry E. Resis joined the Advisor in 1988, and assumed responsibility for the fund's day-to-day management and overall investment strategies in 2000. Mr. Resis has 34 years of investment industry experience.

Portfolio Manager Daniel J. Doyle joined the Advisor in 1986 and joined the team in 2000. Mr. Doyle has 18 years of experience in the mutual fund industry.

We are pleased to present you with your first report on Scudder High-Yield Opportunity Fund. In the following Q&A, Lead Portfolio Manager Harry Resis discusses market conditions and the fund's investment strategy during the past six months.

In June of this year, shareholders of the Kemper High-Yield Opportunity Fund approved a reorganization of their fund into Scudder High Yield Bond Fund (later renamed Scudder High-Yield Opportunity Fund.) The transaction was completed on June 25, 2001. As you saw in the material that was sent to you for the purpose of soliciting your vote on the transaction, Scudder High-Yield Opportunity Fund is very similar to Kemper High-Yield Opportunity Fund in that both funds focus on high-yield securities with the option of investing a portion of assets in equities. In addition, the team of Harry Resis and Dan Doyle, who both managed Kemper High-Yield Opportunity Fund, will continue to head the Scudder High-Yield Opportunity Fund . We believe that Scudder High-Yield Opportunity Fund is appropriate for investors who are seeking total return through high current income and capital appreciation, as well as a way to diversify their portfolio. If you have questions about your fund, please contact your financial advisor.

Although the high-yield market cooled a bit in the latter portion of the six-month period ended July 31, 2001, it remains one of the better areas of the overall market. Likewise, our dedication to higher-quality securities has kept our high-yield funds ahead of the pack.


Q: How did Scudder High-Yield Opportunity Fund perform for the six-month period ended July 31, 2001?

A: After posting strong results in early 2001, the high-yield sector has cooled in recent months. Deteriorating credit conditions, an increase in distressed securities and volatility in prominent sectors of the high-yield market -- primarily in telecommunications -- have contributed to this lull. That said, the high-yield bond market still substantially outpaced stocks during the period, with the typical high-yield fund losing 3.64 percent in the last six months, according to Lipper,

Inc. The unmanaged S&P 500 Index dropped 10.78 percent, while the technology market, as measured by the unmanaged Nasdaq Composite Index, performed poorly during the period, losing 26.89 percent. The unmanaged Russell 2000 Index, a measure of small-company stocks, fared a bit better to come in close behind the high-yield market, with a slightly larger 3.93 percent decline.

In contrast, Scudder High-Yield Opportunity Fund held up well, with a 1.26 percent loss (Class A shares unadjusted for sales charge) over the last six months, which places it ahead of the typical high-yield bond fund's 3.64 percent loss. While Scudder High-Yield Opportunity Fund does have some exposure to equities, that exposure is currently fairly small, which has helped the fund's performance. And the fund's higher-quality portfolio of bonds has also helped.

Q: How was Scudder High-Yield Opportunity Fund positioned during the period?

A: Our decision to boost the fund's stake in higher-quality BB-rated bonds in the second half of 2000 and to stick with that overweight throughout the first half of this year has worked quite well. On average, higher-quality issues have significantly outperformed their lower-quality peers thus far this year (see table on page 10). The fund's returns have also stayed ahead of the typical funds in its peer group, in part due to our focus on these higher-quality issues. The fund does hold some wire-line companies -- a segment of the high-yield market that's struggled this year. However, the fund hasn't yet been affected by wire-line's more problematic issues. We've also been paring back the fund's wire-line stake as the opportunity presents itself. The fund's relative performance has also benefited from stakes in issues in

--------------------------------------------------------------------------------
 High-yield bond market -- average yields by credit quality
 (Based on J.P. Morgan Global High-Yield Bond Index -- the fund's benchmark)
--------------------------------------------------------------------------------
                                                                         % of
Index                                                Yield 7/31/01     benchmark
--------------------------------------------------------------------------------
BB bonds                                                  9.59%         16.08%
--------------------------------------------------------------------------------
B bonds                                                  14.99%         24.09%
--------------------------------------------------------------------------------
CCC bonds                                                21.63%          6.23%
--------------------------------------------------------------------------------
Nonrated bonds                                           28.75%          0.61%
--------------------------------------------------------------------------------

Yields shown above do not represent the current yield of Scudder High-Yield Opportunity Fund. The JP Morgan Global High-Yield Bond Index is an unmanaged group of lower-quality bonds. It is not possible to invest directly in the index.


Source: J.P. Morgan High-Yield Research


home builders and gaming companies. Currently, we are seeking out lower-quality credits, particularly in the B-rated area, that meet our strict selection criteria.

The fund's stake in equities is currently quite small at about 4 percent of fund assets as of July 31, 2001. We continue to search for strong stock holdings that meet our vigorous selection process. However, as yet, we have been cautious about jumping into the stock market. We still see some problems continuing to hover over stocks and the U.S. economy and, as such, have been careful about pouncing too quickly.

Q:  How has the slowing U.S. economy affected high-yield bonds?

A: The economic slowdown has not been as much of a problem for the high-yield debt market as it has been for the equity market. Although the Federal Reserve Board's numerous cuts in the Federal Funds Rate to 3.75 percent as of July 31 have driven down yields, overall returns have been relatively solid. However, some companies that have gotten hurt by the slowdown have stung certain areas of the high-yield market, such as telecom issues, as they have

--------------------------------------------------------------------------------
 High-yield bond performance by rating category
 (December 31, 2000 to July 31, 2001)
--------------------------------------------------------------------------------

Category                                                Cumulative total return
--------------------------------------------------------------------------------
BB                                                              11.05%
--------------------------------------------------------------------------------
B                                                                2.15%
--------------------------------------------------------------------------------
CCC                                                              0.49%
--------------------------------------------------------------------------------
Nonrated                                                       -18.34%
--------------------------------------------------------------------------------

Source: J.P. Morgan High-Yield Research


defaulted on some of their debt. Generally, we've seen high-yield bond default rates rise significantly in 2001. And while defaults did decline slightly in June, they climbed again in July and, at just over 7 percent, are higher than historical averages, according to data from J.P. Morgan.

Q: High-yield bonds from telecom companies have been particularly troublesome during the period. Why are they having a difficult time, and what part do they play in Scudder High-Yield Opportunity Fund's portfolio?

A: Losses delivered by telecom bonds -- one of the largest segments of the high-yield market -- have certainly eaten into the solid returns posted by bonds in other high-yield sectors. Much of the weak performance came from bonds issued by wire-line telecom companies, which typically offer long-distance and other telephone services. Specifically, the wire-line subsector lost about twice as much in the second quarter as bonds issued by wireless or media companies, according to data from J.P. Morgan. Wire-line companies, in particular, have been hurt by the slowing U.S. economy, declining demand for their services and an oversupply of fiber-optic capacity. In particular, in 1999 and 2000, many wire-line companies raced to beat the competition in the laying of an enormous amount of fiber-optic cable throughout the nation. The demand never rose to match that oversupply of fiber-optic capacity. In contrast, bonds issued by wireless companies, such as cellular phone service providers, have not had as much trouble over the last six months. According to J.P. Morgan, wire-line company bonds have lost 27.54 percent, while bonds issued by wireless companies fell 5.65 percent for the year to date through July 31. And media companies, which are at times classified within the telecom sector, have posted strong positive results thus far in 2001.

Although telecommunications bonds are one of the larger components of Scudder High-Yield Opportunity Fund, we have taken steps to minimize the impact of the sector's problems. First, the fund has a larger stake in wireless telecom companies, which haven't been hit as hard by the sector's problems, than we do in the bonds of wire-line companies, which have had a tougher time. Second, the

--------------------------------------------------------------------------------
Economic Guideposts Data as of 7/31/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

        2.00            4.3           5.00           4.40            4.50
        3.70            4.0           6.50           6.7             7.20
        3.40            4.20          6.00           3.20            7.30
        3.30            4.50          3.75          -3.6             5.10

                         U.S.        Federal       Industrial     Growth Rate
       Inflation     Unemployment     Funds        Production     of Personal
        Rate (a)       Rate (b)      Rate (c)         (d)         Income (e)
--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------
fund hasn't suffered as much as some of its peers, thanks to our avoidance of some of the more troublesome issues in the wire-line subsector.

Q: What is your overall market outlook going forward?

A: Overall, we remain optimistic about the prospects for the high-yield sector, even though the Federal Reserve Board's aggressive cuts in short-term interest rates haven't done as much good as expected for the U.S. stock market or the economy. Although high-yield bonds' default rates are currently high, we see defaults as a lagging indicator of the future direction of the high-yield market and therefore do not have a great deal of concern in the defaults arena. In fact, during the recession of the early 1990s, the high-yield default rate peaked at more than 12 percent in 1991. That same year, the high-yield category delivered nearly 35 percent. Of course, past performance is no guarantee of future results. Furthermore, the current market only serves to further strengthen our conviction that high-yield bonds are an intrinsic part of a diversified investment portfolio.


The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  July 31, 2001
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Asset Allocation                                       7/31/01        1/31/01
--------------------------------------------------------------------------------
Corporate Bonds                                            79%            85%
Cash Equivalents                                            3%             5%
U.S. Treasury Obligations                                   7%             4%
Foreign Bonds                                               7%             3%
Common Stocks                                               3%             --
Preferred Stocks                                            1%             3%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Diversification (Excludes Cash Equivalents)            7/31/01        1/31/01
--------------------------------------------------------------------------------
Communications                                             22%            30%
Consumer Discretionary                                     19%            14%
Media                                                      12%            12%
Manufacturing                                              10%             9%
Energy                                                      5%             6%
Construction                                                5%             5%
Financial                                                   4%             4%
Durables                                                    3%             --
Service Industries                                          --             3%
Consumer Staples                                            2%             3%
Other                                                      18%            14%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Quality                                                7/31/01        1/31/01
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                   7%             4%
Cash Equivalents                                            1%             5%
BBB                                                         9%             6%
BB                                                         21%            20%
B                                                          48%            55%
CCC                                                         7%             6%
D                                                           2%             1%
Not Rated                                                   5%             3%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Effective Maturity                                     7/31/01        1/31/01
--------------------------------------------------------------------------------
Less than 1 year                                           10%            10%
1 < 5 years                                                22%            17%
5 < 8 years                                                54%            46%
8 years or greater                                         14%            27%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Asset allocation and sector diversification are subject to change.

Weighted average effective maturity: 5.74 years and 6.17 years, respectively.

For more complete details about the fund's investment portfolio, see page 14. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                               as of July 31, 2001 (Unaudited)
----------------------------------------------------------------------------------

                                                      Shares         Value ($)
----------------------------------------------------------------------------------
Common Stocks 3.2%
----------------------------------------------------------------------------------

Communications 0.3%
----------------------------------------------------------------------------------

Wireless Communications
American Tower Systems Corp. "A"*                       27,000         457,650
----------------------------------------------------------------------------------

Telephone/Communications 0.0%
Song Networks Holding AB (ADR)*                          1,761           2,906
Viatel, Inc.*                                            6,136             215
----------------------------------------------------------------------------------
                                                                         3,121
----------------------------------------------------------------------------------

Consumer Discretionary 1.1%
----------------------------------------------------------------------------------

Hotels & Casinos 0.6%
Harrah's Entertainment, Inc.*                           17,000         486,540
MGM Mirage, Inc.*                                       15,000         463,500
----------------------------------------------------------------------------------
                                                                       950,040
----------------------------------------------------------------------------------

Recreational Products 0.5%
International Game Technology                           15,000         779,700
----------------------------------------------------------------------------------

Construction/Agricultural Equipment 0.0%
Waxman Industries, Inc.*                                 1,800           3,069
----------------------------------------------------------------------------------

Energy 0.3%
----------------------------------------------------------------------------------

Oil Companies
Stone Energy Corp.                                      10,000         455,500
----------------------------------------------------------------------------------

Financial 0.6%
----------------------------------------------------------------------------------

Other Financial Companies
Nasdaq-100 Shares                                       23,000         960,480
----------------------------------------------------------------------------------

Manufacturing 0.1%
----------------------------------------------------------------------------------

Containers & Paper 0.1%
Gaylord Container Corp.                                 10,000           7,400
SF Holdings Group, Inc.                                    131             655
Smurfit-Stone Container Corp.                            5,000          87,050
----------------------------------------------------------------------------------
                                                                        95,105
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       14

                                                      Shares         Value ($)
----------------------------------------------------------------------------------

Media 0.8%
----------------------------------------------------------------------------------

Cable Television
Cablevision Systems Corp. "A"*                           8,500         478,295
EchoStar Communications Corp. "A"                       27,000         803,250
----------------------------------------------------------------------------------
                                                                     1,281,545
----------------------------------------------------------------------------------
Total Common Stocks (Cost $5,290,185)                                4,986,210
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Warrants* 0.0%
----------------------------------------------------------------------------------
American Banknote Corp.                                    100               0
Decrane Holdings Co.                                     1,230              12
KMC Telecom Holdings, Inc.                                 160               2
Ono Finance PLC                                          1,360          34,000
Republic Technologies                                    2,260              23
Spincycle, Inc.                                            350               4
----------------------------------------------------------------------------------
Total Warrants (Cost $6,207)                                            34,041
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Preferred Stocks 1.1%
----------------------------------------------------------------------------------

Communications 0.7%
----------------------------------------------------------------------------------

Telephone/Communications
Dobson Communications Corp., 12.25%, 1/15/2008 (b)       1,265       1,062,590
----------------------------------------------------------------------------------

Manufacturing 0.3%
----------------------------------------------------------------------------------

Containers & Paper 0.0%
SF Holdings Group, Inc., 11.125%, 4/1/2008 (b)              10          22,821
----------------------------------------------------------------------------------

Industrial Specialty 0.3%
Day International Group, Inc., 12.25%, 3/15/2010           737         537,922
----------------------------------------------------------------------------------

Media 0.1%
----------------------------------------------------------------------------------

Cable Television
CSC Holdings, Inc., 11.125%, 4/1/2008                      771          81,919
----------------------------------------------------------------------------------
Total Preferred Stocks (Cost $2,053,798)                             1,705,252
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       15

                                                      Shares         Value ($)
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Convertible Preferred Stocks 0.0%
----------------------------------------------------------------------------------

Communications
----------------------------------------------------------------------------------
Telephone/Communications
World Access, Inc. (Cost $1,168,154)                       790          39,505
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Other 0.1%
----------------------------------------------------------------------------------

Investment Company
----------------------------------------------------------------------------------
Putnam Managed High Yield Fund (Cost $91,013)            9,000          93,330
----------------------------------------------------------------------------------

                                                  Principal
                                                   Amount ($)         Value ($)
----------------------------------------------------------------------------------
 Corporate Bonds 78.6%
----------------------------------------------------------------------------------

Communications 17.3%
----------------------------------------------------------------------------------
Airgate PCS, Inc., Step-up Coupon, 0% to
  10/1/2004, 13.5% to 10/1/2009                      2,070,000       1,335,150
Allegiance Telecom, Inc., 12.875%, 5/15/2008         1,390,000       1,244,050
Call-Net Enterprises, Inc., 9.375%, 5/15/2009          270,000          89,100
Call-Net Enterprises, Inc., Step-up Coupon, 0%
  to 5/15/2004, 10.8% to 5/15/2009                     640,000         108,800
Charter Communication Holdings LLC, Step-up
   Coupon, 0% to 1/15/2005, 11.75% to 1/15/2010      2,030,000       1,380,400
Charter Communication Holdings LLC, Step-up
   Coupon, 0% to 1/15/2006, 13.5% to 1/15/2011         750,000         472,500
Charter Communication Holdings LLC, Step-up
  Coupon, 0% to 5/15/2006, 11.75% to 5/15/2011         200,000         115,000
Charter Communication Holdings LLC, 11.125%,
  1/15/2011                                            280,000         296,100
Crown Castle International Corp., 9.375%,
  8/1/2011                                             250,000         223,125
Crown Castle International Corp., Step-up
  Coupon, 0% to 11/15/2002, 10.625% to 11/15/2007      700,000         539,000
Dobson Communications Corp., 10.875%, 7/1/2010         290,000         296,525
FairPoint Communications, Inc., 12.5%, 5/1/2010      1,400,000       1,190,000
Global Crossing Holdings Ltd., 8.7%, 8/1/2007           40,000          30,200
Global Crossing Holdings Ltd., 9.125%,
  11/15/2006                                            40,000          30,800
Global Crossing Holdings Ltd., 9.5%, 11/15/2009        810,000         607,500
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       16

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Global Crossing Holdings Ltd., 9.625%, 5/15/2008       690,000         533,025
ICG Holdings, Inc., 13.5%, 9/15/2005*                1,500,000         204,375
Impsat Corp., 12.375%, 6/15/2008                       900,000         189,000
Intermedia Communications of Florida, Inc.,
  Step-up Coupon, 0% to 7/15/2002, 11.25% to
  7/15/2007                                          1,620,000       1,597,725
KMC Telecom Holdings Inc., 13.5%, 5/15/2009            220,000          30,800
KMC Telecom Holdings, Inc., Step-up Coupon, 0%
  to 2/15/2003, 12.5% to 2/15/2008                     480,000          24,000
Level 3 Communications, Inc., 11%, 3/15/2008           820,000         467,400
Level 3 Communications, Inc., Step-up Coupon, 0%
  to 3/15/2005, 12.875% to 3/15/2010                    90,000          24,300
MGC Communications, 13%, 10/1/2004                     310,000         186,000
McLeod USA, Inc., 9.25%, 7/15/2007                     850,000         433,500
Metromedia Fiber Network, Inc., 10%, 12/15/2009        590,000         162,250
MetroNet Communications Corp., Step-up Coupon,
  0% to 6/15/2003, 9.95% to 6/15/2008                2,150,000       1,867,329
Nextel Communications, Inc., 9.5%, 2/1/2011          2,190,000       1,801,275
Nextel Communications, Inc., 12%, 11/1/2008            430,000         408,500
Nextel Communications, Inc., Step-up Coupon, 0%
  to 9/15/2002, 10.65% to 9/15/2007                    100,000          75,000
Nextlink Communications, Inc., Step-up Coupon,
  0% to 4/15/2003, 9.45% to 4/15/2008                1,640,000         287,000
Price Communications Wireless, 9.125%,
  12/15/2006                                         1,500,000       1,560,000
SBA Communications Corp., 10.25%, 2/1/2009             100,000          91,000
SBA Communications Corp., Step-up Coupon, 0% to
  3/1/2003, 12% to 3/1/2008                          1,960,000       1,548,400
Spectrasite Holdings, Inc., Step-up Coupon, 0%
  to 7/15/2003, 12% to 7/15/2008                       750,000         339,375
Spectrasite Holdings, Inc., Step-up Coupon, 0%
  to 4/15/2004, 11.25% to 4/15/2009                  1,140,000         433,200
Sprint Spectrum L.P., Senior Note, 11%,
  8/15/2006                                          1,000,000       1,056,890
Telecorp PCS, Inc., Step-up-Coupon, 0% to
  4/15/2004, then 11.625% to 4/15/2009               2,150,000       1,381,375
Telecorp PCS, Inc., 10.625%, 7/15/2010                 360,000         346,500
Time Warner Telecom, Inc., 10.125%, 2/1/2011           200,000         176,000
Tritel PCS, Inc., Step-up Coupon, 0% to
  5/15/2004,12.75% to 5/15/2009                        260,000         166,400
Triton PCS, Inc., Step-up Coupon, 0% to
  5/1/2003, 11% to 5/1/2008                          1,300,000       1,088,750
Triton PCS, Inc., 9.375%, 2/1/2011                     500,000         498,125
Voicestream Wire Co., 10.375%, 11/15/2009            1,290,000       1,472,213
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       17

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
WorldCom, Inc., 8.875%, 1/15/2006                      368,000         380,313
----------------------------------------------------------------------------------
                                                                    26,788,270
----------------------------------------------------------------------------------

Construction 4.7%
----------------------------------------------------------------------------------
Del Webb Corp., 10.25%, 2/15/2010                      250,000         268,125
Dimac Corp., 12.5%, 10/1/2008*                         120,000           1,200
K. Hovnanian Enterprises, Inc., 9.125%, 5/1/2009       975,000         955,500
K. Hovnanian Enterprises, Inc., 9.75%, 6/1/2005         20,000          19,600
Lennar Corp., 9.95%, 5/1/2010                        1,860,000       2,027,400
Nortek, Inc., 9.875%, 6/15/2011                        670,000         663,300
Ryland Group, Inc., 9.75%, 9/1/2010                  1,660,000       1,761,675
Schuler Homes, 10.5%, 7/15/2011                        230,000         236,038
Standard Pacific Corp., 8%, 2/15/2008                  100,000          96,625
Standard Pacific Corp., 8.5%, 4/1/2009                 200,000         197,000
Toll Corp., 8.125%, 2/1/2009                           100,000          98,375
WCI Communities, Inc., 10.625%, 2/15/2011              820,000         873,300
----------------------------------------------------------------------------------
                                                                     7,198,138
----------------------------------------------------------------------------------

Consumer Discretionary 16.8%
----------------------------------------------------------------------------------
AFC Enterprises, 10.25%, 5/15/2007                     510,000         531,037
Ameristar Casino Inc., 10.75%, 2/15/2009             1,140,000       1,202,700
Avis Rent A Car, 11%, 5/1/2009                       1,750,000       1,946,875
Avondale Mills, 10.25%, 5/1/2006                       274,000         252,765
Boca Resorts, Inc., 9.875%, 4/15/2009                2,100,000       2,142,000
Circus Circus Mandalay Resort Group, 6.45%,
  2/1/2006                                             160,000         150,357
Finlay Fine Jewelry Co., 8.375%, 5/1/2008            2,250,000       2,092,500
Guitar Center Management, 11%, 7/1/2006              1,700,000       1,683,000
Hasbro, Inc., 7.95%, 3/15/2003                       1,240,000       1,211,794
Hasbro, Inc., 8.5%, 3/15/2006                          500,000         484,531
Hines Horticulture, Inc., 12.75%, 10/15/2005           450,000         436,500
Horseshoe Gaming Holdings, 8.625%, 5/15/2009         1,610,000       1,618,050
Horseshoe Gaming LLC, 9.375%, 6/15/2007                100,000         105,500
International Game Technology, 8.375%, 5/15/2009     2,000,000       2,082,500
MGM Mirage, Inc., 8.5%, 9/15/2010                      950,000       1,006,929
MGM Grand, Inc., 9.75%, 6/1/2007                       860,000         928,800
Mandalay Resort Group, 9.5%, 8/1/2008                  310,000         328,600
Mohegan Tribal Gaming, 8.375%, 7/1/2011                350,000         353,500
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       18

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.125%,
  1/1/2006                                           2,000,000       2,027,500
National Vision Association, Ltd., Series B,
  12.75%, 10/15/2005*                                1,830,000         869,250
Park Place Entertainment, Inc., 9.375%,
  2/15/2007                                          1,650,000       1,755,187
Perkins Finance, LP, 10.125%, 12/15/2007               590,000         560,500
Restaurant Co., Step-up Coupon, 0% to 5/15/2003,
  11.25% to 5/15/2008                                  250,000         128,125
Sealy Mattress Co., Step-up Coupon, 0% to
  12/15/2002, 10.875% to 12/15/2007                    810,000         668,250
Six Flags, Inc., 9.5%, 2/1/2009                      1,130,000       1,141,300
Specialty Retailers, Inc., 9%, 7/15/2007*              200,000           1,500
Venetian Casino Resort LLC, 12.25%, 11/15/2004         200,000         212,000
----------------------------------------------------------------------------------
                                                                    25,921,550
----------------------------------------------------------------------------------

Consumer Staples 2.3%
----------------------------------------------------------------------------------
Dyersburg Corp., Series B, 9.75%, 9/1/2007*          1,500,000         120,000
Fleming Companies, Inc., 10.125%, 4/1/2008             380,000         402,800
Fleming Companies, Inc., 10.625%, 7/31/2007          1,400,000       1,459,500
Jafra Cosmetics International, Inc., 11.75%,
  5/1/2008                                           1,690,000       1,656,200
----------------------------------------------------------------------------------
                                                                     3,638,500
----------------------------------------------------------------------------------

Durables 2.5%
----------------------------------------------------------------------------------
Airxcel, 11%, 11/15/2007                               960,000         504,000
American Tower Corp., 9.375%, 2/1/2006               1,170,000       1,086,637
DeCrane Aircraft Holdings, Inc., 12%, 9/30/2008      1,000,000         951,250
Delco Remy International, Inc., 11%, 5/1/2009          150,000         160,500
Fairchild Corp., 10.75%, 4/15/2009                     460,000         370,300
Navistar International, 9.375%, 6/1/2006               270,000         280,125
Terex Corp., 10.375%, 4/1/2011                         280,000         289,800
United Rentals, Inc., 10.75%, 4/15/2008                240,000         254,400
----------------------------------------------------------------------------------
                                                                     3,897,012
----------------------------------------------------------------------------------

Energy 4.1%
----------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125%, 4/1/2011              420,000         402,150
EOTT Energy Partners, 11%, 10/1/2009                 1,750,000       1,855,000
Key Energy Services, Inc., 14%, 1/15/2009               93,000         105,206
Nuevo Energy Co., 9.375%, 10/1/2010                    980,000         955,500
Parker Drilling Corp., 9.75%, 11/15/2006               440,000         427,900
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       19

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Swift Energy Co., 10.25%, 8/1/2009                   1,000,000       1,058,750
Triton Energy Ltd., 8.875%, 10/1/2007                1,450,000       1,587,750
----------------------------------------------------------------------------------
                                                                     6,392,256
----------------------------------------------------------------------------------

Financial 3.5%
----------------------------------------------------------------------------------
Bank United Capital Trust, Series "B", 10.25%,
   12/31/2026                                        1,000,000         910,000
Choctaw Resort, 9.25%, 4/1/2009                        350,000         358,750
Eaton Vance CDO "C", 13.68%, 7/15/2012               1,200,000       1,044,000
FRD Acquisition, Series B, 12.5%, 7/15/2004*           120,000          13,800
Golden Tree High Yield Opportunities, 13.054%,
  10/31/2007 (b)                                     1,000,000       1,027,800
HMH Properties, 7.875%, 8/1/2008                     1,800,000       1,728,000
HMH Properties, 8.45%, 12/1/2008                       400,000         395,000
----------------------------------------------------------------------------------
                                                                     5,477,350
----------------------------------------------------------------------------------

Health 2.2%
----------------------------------------------------------------------------------
Dade International, Inc., 11.125%, 5/1/2006*           480,000         105,600
MEDIQ, Inc., 11%, 6/1/2008*                            500,000           5,000
Magellan Health Services, Inc., 9%, 2/15/2008          600,000         573,000
Mariner Post-Acute Network, Inc., Step-up
  Coupon, 0% to 11/1/2002, 10.5% to 11/1/2007*         510,000           2,550
Tenet Healthcare Corp., 9.25%, 9/1/2010                870,000       1,009,200
Triad Hospitals, Inc., 8.75%, 5/1/2009               1,100,000       1,133,000
Vanguard Health Systems, 9.75%, 8/1/2011               620,000         632,400
----------------------------------------------------------------------------------
                                                                     3,460,750
----------------------------------------------------------------------------------

Manufacturing 8.7%
----------------------------------------------------------------------------------
Agriculture, Mining and Chemicals, Inc., 10.75%,
  9/30/2003                                             90,000          67,500
American Standard Companies, Inc., 9.25%,
  12/1/2016                                            801,000         803,002
Ball Corp., 8.25%, 8/1/2008                          1,000,000       1,021,250
Berry Plastics Corp., 12.25%, 4/15/2004                330,000         333,712
Congoleum Corp., 8.625%, 8/1/2008                      500,000         302,500
Delco Remy International, 10.625%, 8/1/2006            660,000         683,100
EL Paso Energy Partners, 8.5%, 6/1/2011                200,000         200,000
Flowserve Corp., 12.25%, 8/15/2010                     370,000         393,125
Gaylord Container Corp., 9.75%, 6/15/2007              240,000         153,600
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       20

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Grove Holdings LLC, Step-up Coupon, 0% to
  5/1/2003, 11.625% to 5/1/2009, 14.5% to
  5/1/2010                                           1,233,146           4,050
Grove Worldwide LLC, 9.25%, 5/1/2008*                  125,000           1,562
GS Technologies, 12%, 9/1/2004*                      2,210,000         110,500
GS Technologies, 12.25%, 10/1/2005*                    370,000           3,700
Hayes Lemmerz International, Inc., 11.875%,
  6/15/2006                                            320,000         323,200
Huntsman Package, 11.75%, 12/1/2004                  1,488,000         967,200
ISP Holdings Inc., 9%, 10/15/2003                      500,000         485,000
ISP Holdings Inc., 9.75%, 2/15/2002                    250,000         248,750
Lyondell Chemical Co., 10.875%, 5/1/2009               200,000         200,000
NL Industries, Inc., Senior Note, 11.75%,
  10/15/2003                                           563,000         558,777
Owens-Illinois Inc., 8.1%, 5/15/2007                 1,000,000         835,000
Plainwell, Inc., Series B, 11%, 3/1/2008*              320,000           3,200
Printpack, Inc., 10.625%, 8/15/2006                    330,000         334,950
Riverwood International Corp., 10.25%, 4/1/2006        360,000         367,200
Riverwood International Corp., 10.875%, 4/1/2008     1,530,000       1,491,750
Salton, Inc., 12.25%, 4/15/2008                        370,000         374,625
SF Holdings Group, Inc., Step-up Coupon, 0% to
  3/15/2003, 12.75% to 3/15/2008                       470,000         212,088
Stone Container, 9.75%, 2/1/2011                     1,300,000       1,352,000
Tenneco Automotive, Inc., 11.625%, 10/15/2009          375,000         191,250
Terex Corp., 8.875%, 4/1/2008                        1,000,000         963,750
Texas Petrochemicals, 11.125%, 7/1/2006                500,000         437,500
----------------------------------------------------------------------------------
                                                                    13,423,841
----------------------------------------------------------------------------------

Media 9.9%
----------------------------------------------------------------------------------
AMFM, Inc., 8%, 11/1/2008                              330,000         344,025
Adelphia Communications Corp., 10.5%, 7/15/2004      1,500,000       1,511,250
American Lawyer Media, Inc., 9.75%, 12/15/2007       1,330,000       1,223,600
Avalon Cable Holdings, LLC, Step-up Coupon 0% to
  12/1/2003, 11.875% to 12/1/2008                      200,000         152,500
CSC Holdings, Inc., 8.125%, 8/15/2009                   54,000          55,925
CSC Holdings, Inc., 9.25%, 11/1/2005                   100,000         103,125
CSC Holdings, Inc., 10.5%, 5/15/2016                    60,000          66,000
Echostar DBS Corp., 9.375%, 2/1/2009                 1,800,000       1,838,250
Insight Communications, Step-up Coupon, 0% to
  2/15/2006, 12.25% to 2/15/2011                       780,000         454,350
Key3Media Group, Inc., 11.25%, 6/15/2011               300,000         291,000
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       21

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Nextmedia Operating, Inc., 10.75%, 7/1/2011            200,000         208,250
NTL, Inc., 11.5% 2/1/2006                              140,000          92,400
NTL, Inc., 11.5%, 10/1/2008                          1,035,000         672,750
Outdoor Systems, Inc., 8.875%, 6/15/2007             2,750,000       2,935,625
PX Escrow Corp., Step-up Coupon, 0% to 2/1/2002,
  9.625% to 2/1/2006                                   190,000          76,000
Primedia, Inc., 8.875%, 5/15/2011                      580,000         556,800
Renaissance Media Group, Step-up Coupon, 0% to
  4/15/2003, 10% to 4/15/2008                          350,000         273,000
Sinclair Broadcast Group, Inc., 10%, 9/30/2005       1,500,000       1,546,875
TeleWest Communications PLC, Step-up Coupon, 0%
  to 4/15/2004, 9.25% to 4/15/2009                   1,600,000         752,000
TeleWest Communications, PLC, 11.25%, 11/1/2008        140,000         116,200
TeleWest Communications, PLC, 11%, 10/1/2007         1,095,000         873,263
Transwestern Publishing, 9.625%, 11/15/2007            340,000         342,550
Transwestern Publishing, Step-up Coupon, 0% to
  11/15/2002, 11.875% to 11/15/2008                    310,000         256,138
United International Holdings, Series B, Step-up
  Coupon, 0% to 2/15/2003, 10.75% to 2/15/2008       1,570,000         533,800
----------------------------------------------------------------------------------
                                                                    15,275,676
----------------------------------------------------------------------------------

Metals & Minerals 1.8%
----------------------------------------------------------------------------------
MMI Products, Inc., 11.25%, 4/15/2007                  790,000         750,500
Metal Management, Inc., 10%, 5/15/2008*                870,000          26,100
Metals USA, Inc., 8.625%, 2/15/2008                  1,065,000         724,200
Pen Holdings, Inc., 9.875%, 6/15/2008                  540,000         389,475
Republic Technologies International, 13.75%,
  7/15/2009*                                         2,260,000         245,775
U.S. Can Corp., 12.375%, 10/1/2010                     600,000         570,000
----------------------------------------------------------------------------------
                                                                     2,706,050
----------------------------------------------------------------------------------

Service Industries 1.6%
----------------------------------------------------------------------------------
Allied Waste North America, Inc., 10%, 8/1/2009        710,000         734,850
Coinmach Laundry Corp., 11.75%, 11/15/2005             860,000         877,200
Felcor Lodging LP, 8.5%, 6/1/2011                      780,000         750,750
NTL, Inc., Series "B", 11.5%, 2/1/2006                  20,000          13,200
Spincycle, Inc., 12.75%, 5/1/2005                      350,000          28,000
----------------------------------------------------------------------------------
                                                                     2,404,000
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       22

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
Technology 0.3%
----------------------------------------------------------------------------------
Exodus Communications, 10.75%, 12/15/2009              410,000         123,000
Exodus Communications, 11.25%, 7/1/2008                720,000         216,000
PSINet Inc., 10%, 2/15/2005*                         1,000,000          55,000
PSINet, Inc., 10%, 2/15/2005*                           90,000           4,950
PSINet, Inc., 11%, 8/1/2009*                           160,000           8,800
PSINet, Inc., 11.5%, 11/1/2008*                        160,000           8,800
----------------------------------------------------------------------------------
                                                                       416,550
----------------------------------------------------------------------------------

Utilities 2.9%
----------------------------------------------------------------------------------
AES Corp., 9.375%, 9/15/2010                           970,000         979,700
Azurix Corp., 10.375%, 2/15/2007                     1,355,000       1,355,000
Calpine Corp., 7.75%, 4/15/2009                        760,000         734,867
Calpine Corp., 8.5%, 2/15/2011                       1,370,000       1,382,604
----------------------------------------------------------------------------------
                                                                     4,452,171
----------------------------------------------------------------------------------
Total Corporate Bonds (Cost $140,737,558)                          121,452,114
----------------------------------------------------------------------------------

 Foreign Bonds -- U.S.$ Denominated 6.7%
AES Drax Energy Ltd., 11.5%, 8/30/2010                 360,000         390,600
Comcast UK Cable Partners, Ltd., 11.2%,
  11/15/2007                                         1,550,000       1,100,500
Dolphin Telecom PLC, Step-up Coupon, 0% to
  5/15/2004, 14% to 5/15/2009*                       1,000,000          18,750
Esprit Telecom Group, PLC, 10.875%, 6/15/2008*         110,000           1,650
Esprit Telecom Group, PLC, 11.5%, 12/15/2007*          330,000           4,950
Euramax International, PLC, 11.25%, 10/1/2006        1,150,000         920,000
Kappa Beheer BV, 10.625%, 7/15/2009                    990,000       1,037,025
Millar Western Forest Products, Ltd., 9.875%,
  5/15/2008                                          1,225,000       1,163,750
Millicom International Cellular, SA, 13.5%,
  6/1/2006                                           1,380,000       1,145,400
Rogers Cantel Inc., 9.75%, 6/1/2016                  1,170,000       1,158,300
Royal Caribbean Cruises, 8.75%, 2/2/2011             1,080,000       1,036,896
Star Choice Communications Inc., 13%, 12/15/2005     1,000,000       1,046,250
TeleWest Communications, PLC, 9.625%, 10/1/2006         30,000          23,700
TFM, SA de CV, 10.25%, 6/15/2007                     1,000,000         955,000
Versatel Telecom, 11.875%, 7/15/2009                 1,000,000         280,000
----------------------------------------------------------------------------------
Total Foreign Bonds -- U.S.$ Denominated (Cost $12,683,414)         10,282,771
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       23

                                                    Principal
                                                     Amount ($)       Value ($)
----------------------------------------------------------------------------------
 U.S. Treasury Obligations 7.2%
----------------------------------------------------------------------------------
U.S. Treasury Bond, 14%, 11/15/2011                  7,000,000      10,013,290
U.S. Treasury Note, 6%, 8/15/2009                    1,000,000       1,067,190
----------------------------------------------------------------------------------
Total U.S. Treasury Obligations (Cost $10,946,048)                  11,080,480
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Cash Equivalents 3.1%
----------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust, 3.93%**
  (Cost $4,842,803)                                  4,842,803       4,842,803
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Options -- Purchased 0.0%
----------------------------------------------------------------------------------
Charter Communications, strike price at 20.00,
  expires 1/19/2002 (Cost $60,250)                         250          60,000
----------------------------------------------------------------------------------
Total Investment Portfolio -- 100% (Cost $177,879,430) (a)         154,576,506
----------------------------------------------------------------------------------

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $178,356,368. At July 31, 2001, net unrealized depreciation for all securities based on tax cost was $23,779,862. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,907,431 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,687,293.

(b) Payment-in-kind security (PIK). In lieu of cash, PIK securities pay interest/dividends in the form of additional securities.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (Unaudited)
----------------------------------------------------------------------------------

Assets
----------------------------------------------------------------------------------
Investments in securities, at value (cost $177,879,430)           $   154,576,506
----------------------------------------------------------------------------------
Cash                                                                       10,000
----------------------------------------------------------------------------------
Receivable for investments sold                                           170,896
----------------------------------------------------------------------------------
Dividends receivable                                                       29,989
----------------------------------------------------------------------------------
Interest receivable                                                     3,462,233
----------------------------------------------------------------------------------
Receivable for Fund shares sold                                           121,384
----------------------------------------------------------------------------------
Total assets                                                          158,371,008
----------------------------------------------------------------------------------

Liabilities
----------------------------------------------------------------------------------
Payable for investments purchased                                       2,747,940
----------------------------------------------------------------------------------
Payable for Fund shares redeemed                                          662,471
----------------------------------------------------------------------------------
Accrued management fee                                                     78,308
----------------------------------------------------------------------------------
Other accrued expenses and payables                                        97,738
----------------------------------------------------------------------------------
Total liabilities                                                       3,586,457
----------------------------------------------------------------------------------
Net assets, at value                                              $   154,784,551
----------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------
Net assets consist of:
Accumulated distributions in excess of net investment income             (265,767)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on:
  Investments                                                         (23,302,924)
----------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                  (27,912,500)
----------------------------------------------------------------------------------
Paid-in capital                                                       206,265,742
----------------------------------------------------------------------------------
Net assets, at value                                              $   154,784,551
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of July 31, 2001 (Unaudited) (continued)
----------------------------------------------------------------------------------

Net Asset Value
----------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share (a)
($9,078,349 / 948,930 outstanding shares of beneficial interest,
$.01 par  value, unlimited number of shares authorized)           $          9.57
----------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share (a)
($125,858,553 / 13,187,199 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)             $          9.54
----------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($8,062,986 / 844,890 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)            $          9.54
----------------------------------------------------------------------------------
Maximum offering price per share (100 / 95.50 of $9.54)           $          9.99
----------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per
share (subject to contingent deferred sales charge)
($9,505,672 / 996,205 outstanding shares of beneficial interest,
 $.01 par value, unlimited number of shares authorized)           $          9.54
----------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($2,278,991 / 238,812
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $          9.54
----------------------------------------------------------------------------------

(a) Redemption price per share for shares held less than one year is equal to net asset value less a 1.00% redemption fee.

    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Operations for the six months ended July 31, 2001 (Unaudited)
----------------------------------------------------------------------------------

Investment Income
----------------------------------------------------------------------------------
Income:
Interest                                                          $     6,723,372
----------------------------------------------------------------------------------
Dividends                                                                 138,549
----------------------------------------------------------------------------------
Total Income                                                            6,861,921
----------------------------------------------------------------------------------
Expenses:
Management fee                                                            401,562
----------------------------------------------------------------------------------
Administrative fee                                                        201,799
----------------------------------------------------------------------------------
Distribution services fees                                                 13,512
----------------------------------------------------------------------------------
Trustees' fees and expenses                                                 2,669
----------------------------------------------------------------------------------
Total expenses, before expenses reductions                                619,542
----------------------------------------------------------------------------------
Expense reductions                                                         (1,922)
----------------------------------------------------------------------------------
Total expenses, after expenses reductions                                 617,620
----------------------------------------------------------------------------------
Net investment income                                                   6,244,301
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
----------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                            (5,405,376)
----------------------------------------------------------------------------------
Futures                                                                 (157,900)
----------------------------------------------------------------------------------
                                                                       (5,563,276)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on:
Investments                                                            (1,813,746)
----------------------------------------------------------------------------------
Futures                                                                       244
----------------------------------------------------------------------------------
                                                                       (1,813,502)
----------------------------------------------------------------------------------
Net gain (loss) on investment transactions                             (7,376,778)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $   (1,132,477)
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statements of Changes in Net Assets
----------------------------------------------------------------------------------

                                                 Six Months Ended    Year Ended
                                                   July 31, 2001     January 31,
Increase (Decrease) in Net Assets                   (Unaudited)         2001
----------------------------------------------------------------------------------
Operations:
Net investment income                            $     6,244,301  $    13,973,664
----------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                          (5,563,276)     (12,331,426)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period             (1,813,502)      (3,642,136)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                       (1,132,477)      (1,999,898)
----------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                            (266,476)         (33,485)
----------------------------------------------------------------------------------
  Class S                                             (5,951,868)     (14,259,148)
----------------------------------------------------------------------------------
  Class A                                                (67,007)              --
----------------------------------------------------------------------------------
  Class B                                                (72,660)              --
----------------------------------------------------------------------------------
  Class C                                                (13,567)              --
----------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                             32,153,890       43,151,052
----------------------------------------------------------------------------------
Net assets acquired in tax-free reorganization        19,242,831               --
----------------------------------------------------------------------------------
Reinvestment of distributions                          3,991,136        8,811,947
----------------------------------------------------------------------------------
Cost of shares redeemed                              (22,834,290)     (59,362,858)
----------------------------------------------------------------------------------
Redemption fees                                           47,227           97,756
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                    32,600,794       (7,302,103)
----------------------------------------------------------------------------------
Increase (decrease) in net assets                     25,096,739      (23,594,634)
----------------------------------------------------------------------------------
Net assets at beginning of period                    129,687,812      153,282,446
----------------------------------------------------------------------------------
Net assets at end of period (including
accumulated distributions in excess of
net investment income of $265,767 and $138,490,
respectively)                                    $   154,784,551  $   129,687,812
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A

--------------------------------------------------------------------------------
                                                                         2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 9.48
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                                  .09
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .04
--------------------------------------------------------------------------------
  Total from investment operations                                         .13
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                   (.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $ 9.54
--------------------------------------------------------------------------------
Total Return (%)^c                                                        1.43**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       8
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     1.18*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                        9.61*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 59*
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class A shares) to July 31, 2001 (Unaudited).

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of sales charge.

*    Annualized

**   Not annualized

Class B

--------------------------------------------------------------------------------
                                                                       2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 9.48
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                                  .09
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .04
--------------------------------------------------------------------------------
  Total from investment operations                                         .13
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                   (.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $ 9.54
--------------------------------------------------------------------------------
Total Return (%)^c                                                        1.36**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      10
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                     1.98*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 8.81*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                 59*
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class A shares) to July 31, 2001 (Unaudited).

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of sales charge.

*    Annualized

**   Not annualized

Class C

--------------------------------------------------------------------------------
                                                                        2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 9.48
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                                 .09
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions      .04
--------------------------------------------------------------------------------
  Total from investment operations                                        .13
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.07)
--------------------------------------------------------------------------------
Net asset value, end of period                                         $ 9.54
--------------------------------------------------------------------------------
Total Return (%)^c                                                       1.36**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                      2
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.95*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                       8.84*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                59*
--------------------------------------------------------------------------------

^a For the period from June 25, 2001 (commencement of sales of Class A shares) to July 31, 2001 (Unaudited).

^b   Based on average shares outstanding during the period.

^c   Total return does not reflect the effect of sales charge.

*    Annualized

**   Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder High-Yield Opportunity Fund, formerly Scudder High-Yield Bond Fund, (the "Fund"), is a diversified series of Scudder Portfolio Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and is organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On June 25, 2001 the Fund commenced offering additional shares: Class A, Class B and Class C. Each class of shares provides investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Shares of Class AARP are especially designed for members of AARP and are not subject to initial or contingent deferred sales charges. Class S shares are not subject to initial or contingent sales charges. After December 29, 2000, Class S shares of the Fund are generally not available to new investors. Certain detailed information for Class A, B and C shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes except that each class bears certain expenses unique to that class such as distribution services fees, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sales price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Trustees.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). During the period, the Fund sold interest rate futures to hedge against declines in the value of portfolio securities.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund depending upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When entering into a closing transaction, the Fund will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Fund's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Fund gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At January 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $18,000,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2007 ($1,674,000), January 31, 2008 ($5,108,000) and January 31, 2009
($11,218,000), the respective expiration dates, whichever occurs first. In addition, from November 1, 2000 through January 31, 2001 the Fund incurred approximately $3,851,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending January 31, 2002.

The Fund inherited approximately $4,870,000 of capital losses from its merger (Note G) with Kemper High Yield Opportunity Fund, which can be used to offset gains in future years until fully utilized or until January 31, 2007 ($274,000),

January 31, 2008 ($1,991,000) and January 31, 2009 ($2,605,000), the expiration dates, whichever occurs first.

Distribution of Income and Gains. Effective May 1, 2001, net investment income is declared and distributed to shareholders monthly. Prior to May 1, 2001, all of the net investment income of the Fund was declared as a daily dividend and was distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

Redemption Fees. In general, shares of Class AARP and Class S of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of Class AARP and Class S shares held by shareholders for less than one year, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

B. Purchases and Sales of Securities

During the six months ended July 31, 2001, purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) aggregated $39,712,088 and $32,209,756, respectively. Purchases and sales of U.S. government obligations aggregated $12,977,813 and $6,619,453, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Agreement") with ZSI, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Agreement. The management fee payable under the Agreement was equal to an annual rate of 0.60% of the first $500,000,000 of the Fund's average daily net assets, 0.575% of the next $500,000,000 of such net assets and 0.55% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly.

Effective June 25, 2001, the Fund, as approved by the Fund's Trustees, adopted a new Investment Management Agreement (the "Management Agreement") with ZSI. The Management Agreement is identical to the pre-existing Agreement, except for the dates of execution and termination and fee rate. The Management fee payable under the Management Agreement is equal to an annualized rate of 0.60% of the first $500,000,000 of the Fund's average daily net assets, 0.575% of the next $500,000,000 of such net assets, 0.55% of the next $500,000,000 of such net assets, 0.525% of the next $500,000,000 of such net assets, 0.50% of the next $1,000,000,000 of such net assets and 0.475% of such assets in excess of $3,000,000,000, computed and accrued daily and payable monthly.

Accordingly, for the six months ended July 31, 2001, the fee pursuant to the Agreement and Management Agreement aggregated $401,562, which is equivalent to an annualized effective rate of 0.60% of the Fund's average daily net assets.

Administrative Fee. Under the Administrative Agreement ("Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by the Advisor under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee") of 0.30% for Class AARP, 0.30% for Class S, 0.325% for Class A, 0.375% for Class B and 0.350% for Class C, of average daily net assets for each class, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation and Scudder Investments Service Company, both subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the classes of shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI provide certain services (i.e. custody, legal, audit) to the Fund under the

Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund are not borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended July 31, 2001, the Administrative Fee was as follows:

                                                       Total         Unpaid at
Administrative Fee                                  Aggregated     July 31, 2001
--------------------------------------------------------------------------------
Class AARP                                      $        8,179   $        1,909
--------------------------------------------------------------------------------
Class S                                                186,709           29,186
--------------------------------------------------------------------------------
Class A                                                  2,657            1,894
--------------------------------------------------------------------------------
Class B                                                  3,602            2,638
--------------------------------------------------------------------------------
Class C                                                    652              479
--------------------------------------------------------------------------------
                                                $      201,799   $       36,106
--------------------------------------------------------------------------------

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Classes B and
C. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Classes B and C shares. For the period June 25, 2001 (commencement of sales) through July 31, 2001, the Distribution Fee was as follows:

                                                       Total         Unpaid at
Distribution Fee                                     Aggregated    July 31, 2001
--------------------------------------------------------------------------------
Class B                                          $      7,204     $      6,047
--------------------------------------------------------------------------------
Class C                                                 1,397            1,181
--------------------------------------------------------------------------------
                                                 $      8,601     $      7,228
--------------------------------------------------------------------------------

SDI also provides information and administrative services ("Service Fee") to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. For the period June 25, 2001 (commencement of sales) through July 31, 2001, the Service Fees were as follows:

                                                       Total         Unpaid at
Service Fees                                         Aggregated    July 31, 2001
--------------------------------------------------------------------------------
Class A                                          $      2,044     $      2,044
--------------------------------------------------------------------------------
Class B                                                 2,401            2,401
--------------------------------------------------------------------------------
Class C                                                   466              466
--------------------------------------------------------------------------------
                                                 $      4,911     $      4,911
--------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for classes A, B and C. No underwriting commissions retained by SDI in connection with the distribution of Class A shares for the period June 25, 2001 (commencement of sales) through July 31, 2001 were $134.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period June 25, 2001 (commencement of sales) through July 31, 2001, CDSC for Class B aggregated $4,950 and there was no CDSC for Class C.

Trustees' Fees and Expenses. The Fund pays each of its Trustees not affiliated with the Advisor an annual retainer divided equally among the series of the Trust, plus specified amounts for attended board and committee meetings. For the six months ended July 31, 2001, the Trustees' fees and expenses aggregated $2,669.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in AARP Class shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Zurich Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated Fund's investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended July 31, 2001, totaled $43,734 and are reflected as dividend income on the statement of operations.

D. Expense Off-Set Arrangements

The Fund has entered into arrangements with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Fund's expenses. Pursuant to the Administrative Agreement, for the six months ended July 31, 2001, the Administrative Fee was reduced by $1,922 for custody credits earned.

E. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5%. The Fund may borrow up to a maximum of 33% of its net assets under the agreement.

F. Reorganization

ZSI initiated a program to reorganize and combine its two funds families, Scudder and Kemper, in response to changing industry conditions and investor needs. The program proposed to streamline the management and operations of most of the funds ZSI advises principally through the liquidation of several small funds, mergers of certain funds with similar investment objectives, the consolidation of certain Board of Directors/Trustees and the adoption of an Administrative Fee covering the provision of most of the services currently paid for by the affected funds. Costs incurred in connection with this restructuring initiative were borne jointly by ZSI and certain of the affected funds.

G. Acquisition of Assets

On June 22, 2001, the Fund acquired all the net assets of Kemper High Yield Opportunity Fund pursuant to a plan of reorganization approved by shareholders on May 24, 2001. The acquisition was accomplished by a tax-free exchange of 854,964 Class A shares, 990,001 Class B shares and 184,940 Class C shares of the Fund, respectively, for 1,324,573 Class A shares, 1,530,530 Class B shares and 288,219 Class C shares of the Kemper High Yield Opportunity Fund, respectively, outstanding on June 22, 2001. Kemper High Yield Opportunity Fund's net assets at that date ($19,242,831), including $6,298,973 of net unrealized depreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $127,986,484. The combined net assets of the Fund immediately following the acquisition were $147,229,315.

H. Share Transactions

The following table summarizes share and dollar activity in the Fund:

                         Six Months Ended                   Year Ended
                          July 31, 2001                  January 31, 2001
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP            805,704    $  7,896,600         252,001*    $  2,484,140*
--------------------------------------------------------------------------------
Class S             2,393,524      23,408,785       3,909,976       40,666,912
--------------------------------------------------------------------------------
Class A**              10,642         101,362              --               --
--------------------------------------------------------------------------------
Class B**              23,154         219,694              --               --
--------------------------------------------------------------------------------
Class C**              55,799         527,449              --               --
--------------------------------------------------------------------------------
                                 $ 32,153,890                     $ 43,151,052
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class A**             854,964       8,104,911              --               --
--------------------------------------------------------------------------------
Class B**             990,001       9,384,780              --               --
--------------------------------------------------------------------------------
Class C**             184,940       1,753,140              --               --
--------------------------------------------------------------------------------
                                 $ 19,242,831                     $         --
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP             18,125    $    175,140           1,928*    $     19,075*
--------------------------------------------------------------------------------
Class S               383,581       3,730,937         847,666        8,792,872
--------------------------------------------------------------------------------
Class A**               3,695          34,914              --               --
--------------------------------------------------------------------------------
Class B**               4,546          42,962              --               --
--------------------------------------------------------------------------------
Class C**                 760           7,183              --               --
--------------------------------------------------------------------------------
                                 $  3,991,136                     $  8,811,947
--------------------------------------------------------------------------------

                         Six Months Ended                   Year Ended
                          July 31, 2001                  January 31, 2001
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP           (107,856)   $ (1,059,328)        (20,972)*     $ (206,587)*
--------------------------------------------------------------------------------
Class S            (2,177,726)    (21,313,147)     (5,657,950)     (59,156,271)
--------------------------------------------------------------------------------
Class A**             (24,411)       (231,849)             --               --
--------------------------------------------------------------------------------
Class B**             (21,496)       (204,396)             --               --
--------------------------------------------------------------------------------
Class C**              (2,687)        (25,570)             --               --
--------------------------------------------------------------------------------
                                 $(22,834,290)                    $(59,362,858)
--------------------------------------------------------------------------------

Redemption fees
--------------------------------------------------------------------------------
Class AARP                 --    $      8,032              --     $      2,024*
--------------------------------------------------------------------------------
Class S                    --          39,195              --           95,732
--------------------------------------------------------------------------------
                                 $     47,227                     $     97,756
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP            715,973    $  7,020,444         232,957*     $ 2,298,652*
--------------------------------------------------------------------------------
Class S               599,379       5,865,770        (900,308)      (9,600,755)
--------------------------------------------------------------------------------
Class A**             844,890       8,009,338              --               --
--------------------------------------------------------------------------------
Class B**             996,205       9,443,040              --               --
--------------------------------------------------------------------------------
Class C**             238,812       2,262,202              --               --
--------------------------------------------------------------------------------
                                 $ 32,600,794                      $(7,302,103)
--------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to January 31, 2001.

** For the period from June 25, 2001 (commencement of sales of Class A, B and C shares) to July 31, 2001.

I. Change In Accounting Principle

As required, effective February 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to February 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $361,578 reduction in cost of securities and a corresponding $361,578 increase in net unrealized appreciation, based on securities held by the Fund on February 1, 2001.

The effect of this change for the six months ended July 31, 2001, was to decrease net investment income by $184,824, increase unrealized depreciation by $55,115, and increase net realized gains (losses) by $239,939. The statement of changes in net assets and financial highlights for the periods have not been restated to reflect this change in presentation.

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*
        President and Trustee

Henry P. Becton, Jr.
        Trustee; President, WGBH Educational
        Foundation

Dawn-Marie Driscoll
        Trustee; President, Driscoll Associates;
        Executive Fellow, Center for Business
        Ethics, Bentley College

Edgar R. Fiedler
        Trustee; Senior Fellow and Economic
        Counsellor, The Conference Board, Inc.

Keith R. Fox
        Trustee; General Partner,
        The Exeter Group of Funds

Jean Gleason Stromberg
        Trustee; Consultant

Jean C. Tempel
        Trustee; Managing Director, First Light Capital, LLC

Steven Zaleznick
        Trustee; President and Chief Executive
        Officer, AARP Services, Inc.

Thomas V. Bruns*
        Vice President

Robert S. Cessine*
        Vice President

William F. Glavin*
        Vice President

Gary A. Langbaum*
        Vice President

James E. Masur*
        Vice President

Harry E. Resis*
        Vice President

Howard S. Schneider*
        Vice President

John Millette*
        Vice President and Secretary

Kathryn L. Quirk*
        Vice President and Assistant Secretary

John R. Hebble*
        Treasurer

Thomas Lally*
        Assistant Treasurer

Brenda Lyons*
        Assistant Treasurer

Caroline Pearson*
        Assistant Secretary



*Zurich Scudder Investments, Inc.

Investment Products and Services
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 Scudder Funds
-------------------------------------------------------------------------------------------

Core                                           Global/International
        Scudder Blue Chip Fund                         Scudder Emerging Markets Growth Fund
        Scudder Focus Value+Growth Fund                Scudder Emerging Markets Income Fund
        Scudder Growth and Income Fund                 Scudder Global Fund
        Scudder Research Fund                          Scudder Global Bond Fund
        Scudder Select 500 Fund                        Scudder Global Discovery Fund
        Scudder Small Company Stock Fund               Scudder Greater Europe Growth Fund
        Scudder Target 2011 Fund                       Scudder International Fund
        Scudder Total Return Fund                      Scudder International Research Fund
                                                       Scudder Latin America Fund
Growth                                                 Scudder New Europe Fund
        Scudder 21st Century Growth Fund               Scudder Pacific Opportunities Fund
        Scudder Aggressive Growth Fund                 The Japan Fund, Inc.
        Scudder Capital Growth Fund
        Scudder Focus Growth Fund              Income
        Scudder Growth Fund                            Scudder Cash Reserves Fund
        Scudder Large Company Growth Fund              Scudder Floating Rate Fund
        Scudder Select 1000 Growth Fund                Scudder High-Yield Fund
        Scudder Small Capitalization Equity Fund       Scudder High-Yield Opportunity Fund
                                                       Scudder Income Fund
Value                                                  Scudder Short-Term Bond Fund
        Scudder Contrarian Fund                        Scudder Strategic Income Fund
        Scudder Dividend & Growth Fund                 Scudder U.S. Government Securities Fund
        Scudder-Dreman High Return Equity Fund
        Scudder Large Company Value Fund       Tax-Free Income
        Scudder Small Cap Value Fund                   Scudder California Tax-Free Income Fund
                                                       Scudder Florida Tax-Free Income Fund
Sector                                                 Scudder High-Yield Tax-Free Fund
        Scudder-Dreman Financial Services Fund         Scudder Managed Municipal Bonds
        Scudder Gold Fund                              Scudder Massachusetts Tax-Free Fund
        Scudder Health Care Fund                       Scudder Medium-Term Tax-Free Fund
        Scudder Technology Fund                        Scudder New York Tax-Free IncomeFund
        Scudder Technology Innovation Fund

Asset Allocation
        Scudder Pathway Conservative Portfolio
        Scudder Pathway Moderate Portfolio
        Scudder Pathway Growth Portfolio

-------------------------------------------------------------------------------------------

                                       44

-------------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
-------------------------------------------------------------------------------------------

Retirement Programs                            Education Accounts
        Traditional IRA                             Education IRA
        Roth IRA                                    UGMA/UTMA
        SEP-IRA                                     IRA for Minors
        Inherited IRA
        Keogh Plan
        401(k), 403(b) Plans
        Variable Annuities

-------------------------------------------------------------------------------------------
Closed-End Funds
-------------------------------------------------------------------------------------------

        The Argentina Fund, Inc.                    Scudder High Income Trust
        The Brazil Fund, Inc.                       Scudder Intermediate Government Trust
        The Korea Fund, Inc.                        Scudder Multi-Market Income Trust
        Montgomery Street Income Securities, Inc.   Scudder Strategic Income Trust
        Scudder Global High Income Fund, Inc.       Scudder Strategic Municipal Income Trust
        Scudder New Asia Fund, Inc.                 Scudder Municipal Income Trust

-------------------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------

      Legal Counsel   Dechert
                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent   P.O. Box 219557
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent   225 Franklin Street
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Independent   PricewaterhouseCoopers LLP
        Accountants   160 Federal Street
                      Boston, MA 02109
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter   222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

                                   SCUDDER
                                   INVESTMENTS

                                   222 South Riverside Plaza
                                   Chicago, IL 60606-5808















                                   A member of [LOGO] Zurich Scudder Investments